UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq. Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Peter K. Ewing

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexSharesSM Trust

Annual Report

October 31, 2011

Equity

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund

Fixed Income

FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund

FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund

Letter to Shareholders

In September 2011 we introduced FlexShares ETFs, a family of exchange traded funds designed to provide investors with the flexibility to construct, allocate and manage portfolios for the specific outcomes they hope to achieve. As part of the next evolution of ETF products our approach to product development is different by design.

We believe our initial four FlexShares ETF products have been well received by investors, and we will continue to develop strategies or products which combine focused investment objectives with intelligent portfolio construction. FlexShares ETFs are sponsored and managed by Northern Trust, a world leader in wealth and investment management as well as a premier index manager. With $684 billion* in assets under management, Northern Trust executes global research across disciplines, and maintains a longstanding reputation for addressing the needs of discerning investors.

Through FlexShares, we seek to offer thoughtful solutions to common investment goals – to build wealth, to mitigate risk, to generate income or to manage liquidity – while offering the relative benefits of ETFs such as liquidity, transparency and tax efficiency. The following four FlexShares ETFs are based on indexes created and maintained by Morningstar, Inc. and Markit.

FlexShares Morningstar US Market Factor Tilt Index Fund seeks to provide broad U.S. stock market exposure with a slight tilt toward the long-term growth potential of the value and smaller capitalized segments. It is a total stock market option that is designed to meet long-term capital appreciation needs and to replace traditional market-weighted equity products. The Fund’s tilt is accomplished using a multi-factor approach.

FlexShares Morningstar Global Upstream Natural Resources Index Fund seeks to provide investors with exposure to the rising global demand for natural resources. It is one of the first ETFs with a balanced emphasis on the “upstream” portion of the natural resources supply chain, providing coverage of global companies in the energy, metals and agriculture sectors, while also maintaining a core exposure to timberlands and water resources sectors.

FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund are Treasury Inflation Protected Securities (TIPS) strategies that seek to provide access to the inflation-hedging qualities of TIPS with stable duration exposure through changing interest rate and economic cycles. The Funds may help investors manage the risks associated with their specific interest rate and inflation outlooks.

These investment strategies may be employed across a range of portfolio contexts, and thus present an innovative approach to the utilization of exchange traded funds – potentially to provide both core and satellite portfolio exposures for the long-term investor. The ETF market will continue to evolve, and our goal is to develop additional FlexShares ETFs to meet the changing needs and expectations of the investor.

Please review our annual report for details on FlexShares ETFs, and visit our website at www.flexshares.com for more information on portfolio characteristics, pricing and performance. We look forward to being of service to you and appreciate your interest in FlexShares – Based on Understanding. Built on Experience.

Shundrawn A. Thomas

President

FlexShares Trust

*	As of September 30, 2011

The views in this letter were as of October 31, 2011 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the ETFs’ investment methodology and do not constitute investment advice.

An investment in FlexShares is subject to investment risk, including the possible loss of principal amount invested. Funds’ returns may not match the returns of their respective indexes. The Funds may invest in emerging and foreign markets, derivatives and concentrated sectors. In addition,

2	FLEXSHARES ANNUAL REPORT

Letter to Shareholders (cont.)

the Funds may be subject to asset class risk, small cap stock risk, value investing risk, non-diversification risk, fluctuation of yield, income risk, interest rate/maturity risk, currency risk, passive investment risk, inflation protected security risk, market risk and manager risk. For a complete description of risks associated with each Fund please refer to the prospectus.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information. Foreside Fund Services, LLC, distributor.

FLEXSHARES ANNUAL REPORT	3

FlexSharesSM Trust

Statements of Assets and Liabilities October 31, 2011

	FlexSharesSM Morningstar US Market Factor Tilt Index Fund	FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund		FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund	FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund

ASSETS
Securities, at cost	$7,073,104	$93,380,574		$139,016,549	$143,604,460
Affiliate securities, at cost	2,861	—		—	—

Securities, at value	7,535,648	102,672,554		140,096,744	144,425,099
Affiliate securities, at value	3,157	—		—	—
Cash	221,821	461,214		628,869	187,764
Foreign cash	—	528,473	†	—	—
Restricted cash	—	2,000,343		—	—
Unrealized appreciation on futures contracts	—	20,283		—	—
Due from brokers	—	4,011		—	—
Receivables:
Dividends and interest	5,805	68,393		526,042	604,961
Investment adviser	1,661	22,103		30,160	31,076
Securities sold	51,768	130,562		22,787,666	6,616,916
Other	—	2,759		—	—

Total Assets	7,819,860	105,910,695		164,069,481	151,865,816

LIABILITIES
Payables:
Investment advisory fees	1,623	34,878		18,849	19,705
Trustee fees	1,661	22,103		30,160	31,076
Securities purchased	47,866	2,202,087		23,108,681	6,620,784
Unrealized depreciation on forward foreign currency contracts	—	6,410		—	—
Variation margin	5,180	—		—	—
Due to Authorized Participant	—	363,693		—	—
Other	3,000	13,500		—	—

Total Liabilities	59,330	2,642,671		23,157,690	6,671,565

Net Assets	$7,760,530	$103,268,024		$140,911,791	$145,194,251

NET ASSETS CONSIST OF:
Paid-in capital	$7,290,604	$93,935,545		$139,435,766	$144,079,327
Undistributed (accumulated) net investment income	9,383	60,360		197,712	238,042
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(20,163)	(43,842)		198,118	56,243
Net unrealized appreciation on:
Investments	462,840	9,291,980		1,080,195	820,639
Futures contracts	17,866	20,283		—	—
Forward foreign currency contracts and foreign currency translations	—	3,698		—	—

Net Assets	$7,760,530	$103,268,024		$140,911,791	$145,194,251

Shares Outstanding	150,001	2,950,001		5,604,000	5,800,001
Net Asset Value	$51.74	$35.01		$25.14	$25.03

†	Cost of $516,554.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES ANNUAL REPORT

FlexSharesSM Trust

Statements of Operations

	FlexSharesSM Morningstar US Market Factor Tilt Index Fund	FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund	FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund
	For the period 09/16/11* - 10/31/11	For the period 09/16/11* - 10/31/11	For the period 09/19/11* - 10/31/11	For the period 09/19/11* - 10/31/11

INVESTMENT INCOME
Dividend income	$11,473	$100,427	$—	$—
Interest income	—	—	217,201	258,421
Foreign withholding tax on dividends	—	(1,650)	—	—

Total Investment Income	11,473	98,777	217,201	258,421

EXPENSES
Investment advisory fees	2,045	36,417	19,489	20,379
Trustee fees	1,661	22,103	30,160	31,076

Total Gross Expenses Before Fees Reimbursed	3,706	58,520	49,649	51,455

Less:
Trustee fees reimbursed	(1,661)	(22,103)	(30,160)	(31,076)

Total Net Expenses	2,045	36,417	19,489	20,379

Net Investment Income	9,428	62,360	197,712	238,042

NET REALIZED GAIN (LOSS) ON:
Investments in securities	(17,441)	(47,934)	198,118	56,243
Futures contracts	(2,767)	4,092	—	—
Foreign currency transactions	—	(2,000)	—	—

Net Realized Gain (Loss)	(20,208)	(45,842)	198,118	56,243

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	462,840	9,291,980	1,080,195	820,639
Futures contracts	17,866	20,283	—	—
Forward foreign currency contracts	—	(6,410)	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	10,108	—	—

Net Change in Unrealized Appreciation	480,706	9,315,961	1,080,195	820,639

Net Realized and Unrealized Gain	460,498	9,270,119	1,278,313	876,882

Net Increase in Net Assets Resulting from Operations	$469,926	$9,332,479	$1,476,025	$1,114,924

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	5

FlexSharesSM Trust

Statements of Changes in Net Assets

	FlexSharesSM Morningstar US Market Factor Tilt Index Fund	FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund	FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund
	For the period 09/16/11* - 10/31/11	For the period 09/16/11* - 10/31/11	For the period 09/19/11* - 10/31/11	For the period 09/19/11* - 10/31/11

OPERATIONS
Net investment income	$9,428	$62,360	$197,712	$238,042
Net realized gain (loss)	(20,208)	(45,842)	198,118	56,243
Net change in unrealized appreciation	480,706	9,315,961	1,080,195	820,639

Net Increase in Net Assets
Resulting from Operations	469,926	9,332,479	1,476,025	1,114,924

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	2,290,554	90,435,510	136,835,766	141,579,302
Cost of shares redeemed	—	—	—	—

Net Increase from Capital Transactions	2,290,554	90,435,510	136,835,766	141,579,302

Total Increase in Net Assets	2,760,480	99,767,989	138,311,791	142,694,226

NET ASSETS
Beginning of period	$5,000,050	$3,500,035	$2,600,000	$2,500,025

End of Period	$7,760,530	$103,268,024	$140,911,791	$145,194,251

Undistributed (accumulated) net investment income included in end of period net assets	$9,383	$60,360	$197,712	$238,042

SHARE TRANSACTIONS
Beginning of period	100,001	100,001	104,000	100,001
Issued	—	—	—	—
Shares issued in-kind	50,000	2,850,000	5,500,000	5,700,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	150,001	2,950,001	5,604,000	5,800,001

*	Commencement of investment operations.

(1)	Capital share transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES ANNUAL REPORT

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FLEXSHARES ANNUAL REPORT	7

FlexSharesSM Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net Asset Value, beginning of period	Net Investment Income(a)	Net Realized and Unrealized Gain(Loss)		Total from Operations	Net Investment Income	From Net Realized Gains	Total

FlexSharesSM Morningstar US Market Factor Tilt Index Fund
For the period 09/16/11*-10/31/11	$50.00	$0.07	$1.67		$1.74	$—	$—	$—

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund
For the period 09/16/11*-10/31/11	35.00	0.03	(0.02	)(g)	0.01	—	—	—

FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund
For the period 09/19/11*-10/31/11	25.00	0.06	0.08		0.14	—	—	—

FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund
For the period 09/19/11*-10/31/11	25.00	0.07	(0.04	)(g)	0.03	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES ANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net Investment Income before reimbursements	Net investment income net of reimbursements	Portfolio Turnover Rate(b)(f)	Net Assets, end of period (thousands)

$51.74	3.48%	3.56%	0.49%	0.27%	1.02%	1.24%	1%	$7,761

35.01	0.03	(0.57)	0.77	0.48	0.53	0.82	1	103,268

25.14	0.56	0.82	0.51	0.20	1.72	2.03	23	140,912

25.03	0.12	0.56	0.50	0.20	2.03	2.34	10	145,194

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	9

Schedule of Investments

FlexSharesSM Morningstar US Market Factor Tilt Index Fund

	Shares	Value

COMMON STOCKS – 96.8%
Aerospace & Defense – 2.0%
AAR Corp.	180	$3,587
Aerovironment, Inc.*	33	1,090
Alliant Techsystems, Inc.	150	8,712
American Science & Engineering, Inc.	18	1,224
Astronics Corp.*	18	547
BE Aerospace, Inc.*	33	1,245
The Boeing Co.	240	15,790
Ceradyne, Inc.*	45	1,506
Cubic Corp.	30	1,414
Curtiss-Wright Corp.	213	6,982
DigitalGlobe, Inc.*	66	1,346
Ducommun, Inc.	48	685
Esterline Technologies Corp.*	57	3,186
GenCorp, Inc.*	102	496
General Dynamics Corp.	84	5,392
GeoEye, Inc.*	33	1,108
Goodrich Corp.	45	5,518
HEICO Corp.	24	1,368
HEICO Corp., Class A	42	1,651
Hexcel Corp.*	186	4,596
Honeywell International, Inc.	258	13,519
The KEYW Holding Corp.*	30	252
Kratos Defense & Security Solutions, Inc.*	156	987
Level 3 Communications Holdings, Inc.	30	2,033
LMI Aerospace, Inc.*	45	905
Lockheed Martin Corp.	75	5,693
Moog, Inc., Class A*	78	3,021
National Presto Industries, Inc.	21	2,006
Northrop Grumman Corp.	72	4,158
Orbital Sciences Corp.*	111	1,716
Precision Castparts Corp.	51	8,321
Raytheon Co.	99	4,375
Rockwell Collins, Inc.	57	3,182
Spirit Aerosystems Holdings, Inc., Class A*	33	563
Teledyne Technologies, Inc.*	69	3,758
Textron, Inc.	99	1,923
TransDigm Group, Inc.*	18	1,691
Triumph Group, Inc.	177	10,284
United Technologies Corp.	285	22,225
		158,055

	Shares	Value

Air Freight & Logistics – 0.6%
Air Transport Services Group, Inc.*	255	$1,413
Atlas Air Worldwide Holdings, Inc.*	120	4,622
C.H. Robinson Worldwide, Inc.	60	4,166
Expeditors International of Washington, Inc.	78	3,557
FedEx Corp.	108	8,838
Forward Air Corp.	54	1,769
HUB Group, Inc., Class A*	69	2,157
Pacer International, Inc.*	66	311
Park-Ohio Holdings Corp.*	39	631
United Parcel Service, Inc., Class B	267	18,753
UTI Worldwide, Inc.	189	2,761
		48,978
Airlines – 0.5%
Alaska Air Group, Inc.*	165	10,977
Allegiant Travel Co.*	69	3,585
AMR Corp.*	1,509	3,969
Delta Air Lines, Inc.*	237	2,019
Hawaiian Holdings, Inc.*	228	1,220
JetBlue Airways Corp.*	468	2,097
Republic Airways Holdings, Inc.*	204	530
Skywest, Inc.	237	3,178
Southwest Airlines Co.	225	1,924
United Continental Holdings, Inc.*	93	1,797
US Airways Group, Inc.*	732	4,224
		35,520
Auto Components – 0.6%
American Axle & Manufacturing Holdings, Inc.*	300	2,907
Amerigon, Inc.*	42	644
BorgWarner, Inc.*	39	2,983
Cooper Tire & Rubber Co.	282	4,041
Dana Holding Corp.*	663	9,375
Dorman Products, Inc.*	24	915
Drew Industries, Inc.	36	865
Exide Technologies*	354	1,593
Federal-Mogul Corp.*	114	1,922
Fuel Systems Solutions, Inc.*	30	700
Gentex Corp.	51	1,536
The Goodyear Tire & Rubber Co.*	90	1,292
Johnson Controls, Inc.	246	8,101

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Auto Components – (continued)
Lear Corp.	30	$1,407
Modine Manufacturing Co.*	87	920
Spartan Motors, Inc.	63	309
Standard Motor Products, Inc.	93	1,446
Stoneridge, Inc.*	48	378
Superior Industries International, Inc.	108	1,975
Tenneco, Inc.*	114	3,730
Tower International, Inc.*	12	148
TRW Automotive Holdings Corp.*	30	1,263
Visteon Corp.*	18	1,001
		49,451
Automobiles – 0.4%
Ford Motor Co.*	1,047	12,229
General Motors Co.*	210	5,429
Harley-Davidson, Inc.	87	3,384
Tesla Motors, Inc.*	102	2,996
Thor Industries, Inc.	216	5,711
Winnebago Industries, Inc.*	57	464
		30,213
Beverages – 1.4%
Beam, Inc.	57	2,818
Boston Beer Co., Inc., Class A*	18	1,593
Brown-Forman Corp., Class B	33	2,466
Coca-Cola Bottling Co. Consolidated	9	505
The Coca-Cola Co.	771	52,675
Coca-Cola Enterprises, Inc.	117	3,138
Constellation Brands, Inc., Class A*	51	1,031
Dr Pepper Snapple Group, Inc.	60	2,247
Hansen Natural Corp.*	27	2,405
Molson Coors Brewing Co., Class B	45	1,905
National Beverage Corp.	18	305
PepsiCo, Inc.	576	36,259
Primo Water Corp.*	39	237
		107,584
Biotechnology – 1.9%
Achillion Pharmaceuticals, Inc.*	87	552
Acorda Therapeutics, Inc.*	75	1,638
Affymax, Inc.*	66	351
Alexion Pharmaceuticals, Inc.*	66	4,456

	Shares	Value

Biotechnology – (continued)
Alkermes PLC*	177	$3,096
Allos Therapeutics, Inc.*	99	146
Alnylam Pharmaceuticals, Inc.*	69	560
AMAG Pharmaceuticals, Inc.*	39	550
Amgen, Inc.	339	19,414
Amylin Pharmaceuticals, Inc.*	249	2,868
Ardea Biosciences, Inc.*	33	657
Ariad Pharmaceuticals, Inc.*	249	2,896
Arqule, Inc.*	102	593
AVEO Pharmaceuticals, Inc.*	81	1,301
Biogen Idec, Inc.*	87	10,123
BioMarin Pharmaceutical, Inc.*	39	1,330
BioMimetic Therapeutics, Inc.*	42	136
Biosante Pharmaceuticals, Inc.*	189	501
Biotime, Inc.*	48	216
Celgene Corp.*	165	10,697
Cell Therapeutics, Inc.*	357	457
Cepheid, Inc.*	117	4,198
Chelsea Therapeutics International Ltd.*	96	435
Cleveland Biolabs, Inc.*	66	196
Codexis, Inc.*	36	166
Cubist Pharmaceuticals, Inc.*	114	4,310
Curis, Inc.*	144	530
Cytori Therapeutics, Inc.*	93	282
Dendreon Corp.*	147	1,608
Dynavax Technologies Corp.*	174	473
Emergent Biosolutions, Inc.*	45	849
Enzon Pharmaceuticals, Inc.*	69	507
Exact Sciences Corp.*	99	787
Exelixis, Inc.*	240	1,855
Genomic Health, Inc.*	39	835
Geron Corp.*	246	578
Gilead Sciences, Inc.*	279	11,622
Halozyme Therapeutics, Inc.*	162	1,366
Human Genome Sciences, Inc.*	45	462
Idenix Pharmaceuticals, Inc.*	117	702
Immunogen, Inc.*	141	1,915
Immunomedics, Inc.*	126	459
Incyte Corp. Ltd.*	186	2,561
Inhibitex, Inc.*	126	490
InterMune, Inc.*	114	2,907
Ironwood Pharmaceuticals, Inc.*	105	1,428
Isis Pharmaceuticals, Inc.*	177	1,467

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	11

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Biotechnology – (continued)
Keryx Biopharmaceuticals, Inc.*	132	$413
Lexicon Pharmaceuticals, Inc.*	318	385
MannKind Corp.*	102	318
Medivation, Inc.*	66	1,134
Metabolix, Inc.*	63	323
Micromet, Inc.*	171	1,123
Myriad Genetics, Inc.*	162	3,447
Nabi Biopharmaceuticals*	195	359
Neurocrine Biosciences, Inc.*	105	657
Novavax, Inc.*	183	289
NPS Pharmaceuticals, Inc.*	162	838
Onyx Pharmaceuticals, Inc.*	120	4,912
Opko Health, Inc.*	291	1,566
Osiris Therapeutics, Inc.*	36	193
PDL BioPharma, Inc.	636	3,861
Pharmacyclics, Inc.*	93	1,225
Pharmasset, Inc.*	27	1,901
Progenics Pharmaceuticals, Inc.*	60	394
PROLOR Biotech, Inc.*	84	371
Regeneron Pharmaceuticals, Inc.*	27	1,493
Rigel Pharmaceuticals, Inc.*	132	1,036
Savient Pharmaceuticals, Inc.*	132	495
Sciclone Pharmaceuticals, Inc.*	90	379
Seattle Genetics, Inc.*	189	4,158
SIGA Technologies, Inc.*	75	243
Spectrum Pharmaceuticals, Inc.*	99	1,098
Synta Pharmaceuticals Corp.*	63	233
Targacept, Inc.*	51	898
Theravance, Inc.*	147	3,268
United Therapeutics Corp.*	18	787
Vanda Pharmaceuticals, Inc.*	54	314
Vical, Inc.*	126	377
Zalicus, Inc.*	147	216
ZIOPHARM Oncology, Inc.*	111	545
		144,775
Building Products – 0.2%
A.O. Smith Corp.	72	2,675
AAON, Inc.	39	826
Ameresco, Inc., Class A*	36	396
Apogee Enterprises, Inc.	54	590
Armstrong World Industries, Inc.	9	383

	Shares	Value

Building Products – (continued)
Gibraltar Industries, Inc.*	57	$636
Griffon Corp.*	102	966
Insteel Industries, Inc.	33	340
Lennox International, Inc.	18	579
Masco Corp.	132	1,267
NCI Building Systems, Inc.*	39	355
Owens Corning*	42	1,192
Quanex Building Products Corp.	69	1,018
Simpson Manufacturing Co., Inc.	75	2,300
Trex Co., Inc.*	27	499
Universal Forest Products, Inc.	36	1,011
USG Corp.*	123	1,139
		16,172
Capital Markets – 1.6%
Affiliated Managers Group, Inc.*	18	1,667
Ameriprise Financial, Inc.	66	3,081
Arlington Asset Investment Corp., Class A	33	762
Artio Global Investors, Inc.	144	1,054
The Bank of New York Mellon Corp.	450	9,577
BGC Partners, Inc., Class A	399	2,733
BlackRock, Inc.	36	5,680
Calamos Asset Management, Inc., Class A	90	1,124
The Charles Schwab Corp.	372	4,568
Cowen Group, Inc., Class A*	375	1,020
Diamond Hill Investment Group, Inc.	6	452
Duff & Phelps Corp., Class A	126	1,599
E*Trade Financial Corp.*	93	1,009
Eaton Vance Corp.	42	1,104
Epoch Holding Corp.	36	742
Evercore Partners, Inc., Class A	51	1,399
FBR & Co.*	243	505
Federated Investors, Inc., Class B	36	703
Financial Engines, Inc.*	78	1,771
Franklin Resources, Inc.	54	5,758
FXCM, Inc., Class A	156	1,794
GAMCO Investors, Inc., Class A	9	424
GFI Group, Inc.	300	1,296
Gleacher & Co., Inc.*	330	422
The Goldman Sachs Group, Inc.	120	13,147
Greenhill & Co., Inc.	54	2,040

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Capital Markets – (continued)
HFF, Inc., Class A*	66	$726
ICG Group, Inc.*	69	745
INTL FCStone, Inc.*	27	654
Invesco Ltd.	162	3,251
Investment Technology Group, Inc.*	186	2,122
Janus Capital Group, Inc.	846	5,550
Jefferies Group, Inc.	51	676
KBW, Inc.	57	807
Knight Capital Group, Inc., Class A*	558	6,969
Legg Mason, Inc.	51	1,403
LPL Investment Holdings, Inc.*	15	435
MF Global Holdings Ltd.* ^	309	3
Morgan Stanley	492	8,680
Northern Trust Corp.‡	78	3,157
Piper Jaffray Cos.*	87	1,806
Raymond James Financial, Inc.	27	820
Safeguard Scientifics, Inc.*	36	609
SEI Investments Co.	54	874
State Street Corp.	183	7,391
Stifel Financial Corp.*	102	3,251
SWS Group, Inc.	147	810
T Rowe Price Group, Inc.	93	4,914
TD Ameritrade Holding Corp.	81	1,359
Virtus Investment Partners, Inc.*	12	749
Waddell & Reed Financial, Inc., Class A	30	832
Walter Investment Management Corp.	126	3,195
		127,219
Chemicals – 2.4%
A Schulman, Inc.	144	3,040
Air Products & Chemicals, Inc.	75	6,461
Airgas, Inc.	27	1,862
Albemarle Corp.	36	1,918
American Vanguard Corp.	48	594
Ashland, Inc.	21	1,112
Balchem Corp.	57	2,102
Cabot Corp.	18	543
Calgon Carbon Corp.*	111	1,770
Celanese Corp.	45	1,960
CF Industries Holdings, Inc.	21	3,408
Chemtura Corp.*	186	2,258

	Shares	Value

Chemicals – (continued)
Cytec Industries, Inc.	21	$938
The Dow Chemical Co.	429	11,961
E.I. du Pont de Nemours & Co.	342	16,439
Eastman Chemical Co.	42	1,650
Ecolab, Inc.	87	4,684
Ferro Corp.*	393	2,543
Flotek Industries, Inc.*	96	714
FMC Corp.	27	2,130
Georgia Gulf Corp.*	66	1,195
Hawkins, Inc.	18	689
HB Fuller Co.	228	4,900
Huntsman Corp.	57	669
Innophos Holdings, Inc.	102	4,487
International Flavors & Fragrances, Inc.	33	1,998
Intrepid Potash, Inc.*	21	584
KMG Chemicals, Inc.	18	262
Koppers Holdings, Inc.	96	3,177
Kraton Performance Polymers, Inc.*	60	1,181
Kronos Worldwide, Inc.	9	200
LSB Industries, Inc.*	36	1,275
Minerals Technologies, Inc.	36	1,974
Monsanto Co.	195	14,186
The Mosaic Co.	102	5,973
Nalco Holding Co.	51	1,923
NewMarket Corp.	45	8,736
Olin Corp.	138	2,603
OM Group, Inc.*	150	4,337
Omnova Solutions, Inc.*	210	930
PolyOne Corp.	180	2,014
PPG Industries, Inc.	60	5,185
Praxair, Inc.	114	11,590
Quaker Chemical Corp.	60	2,087
Rockwood Holdings, Inc.*	27	1,243
RPM International, Inc.	45	1,011
The Scotts Miracle-Gro Co., Class A	18	873
Senomyx, Inc.*	75	342
Sensient Technologies Corp.	228	8,427
The Sherwin-Williams Co.	36	2,978
Sigma-Aldrich Corp.	39	2,554
Solutia, Inc.*	48	780
Spartech Corp.*	63	256
Stepan Co.	36	2,782
TPC Group, Inc.*	30	596

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	13

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Chemicals – (continued)
Valhi, Inc.	33	$1,950
Valspar Corp.	30	1,046
W.R. Grace & Co.*	18	752
Westlake Chemical Corp.	9	371
Zep, Inc.	45	686
Zoltek Cos., Inc.*	57	413
		177,302
Commercial Banks – 4.0%
1st Source Corp.	63	1,515
1st United Bancorp, Inc./FL*	60	311
Ameris Bancorp*	45	452
Arrow Financial Corp.	21	490
Associated Banc-Corp	324	3,613
Bancfirst Corp.	33	1,277
Bancorp Inc./DE*	63	507
Bancorp Rhode Island, Inc.	4	174
BancorpSouth, Inc.	147	1,436
Bank of Hawaii Corp.	216	9,121
Bank of the Ozarks, Inc.	51	1,268
Banner Corp.	78	1,370
BB&T Corp.	252	5,882
BOK Financial Corp.	6	313
Boston Private Financial Holdings, Inc.	147	1,114
Bryn Mawr Bank Corp.	51	936
CapitalSource, Inc.	603	3,835
Cardinal Financial Corp.	54	580
Cathay General Bancorp	147	2,057
Center Financial Corp.*	75	493
Central Pacific Financial Corp.*	66	805
Chemical Financial Corp.	114	2,295
CIT Group, Inc.*	72	2,509
Citizens Republic Bancorp, Inc.*	183	1,649
City Holding Co.	69	2,267
City National Corp./CA	18	764
CoBiz Financial, Inc.	69	366
Columbia Banking Systems, Inc.	75	1,430
Comerica, Inc.	72	1,840
Commerce Bancshares, Inc./MO	21	815
Community Bank System, Inc.	168	4,294
Community Trust Bancorp, Inc.	63	1,785
Cullen/Frost Bankers, Inc.	21	1,030

	Shares	Value

Commercial Banks – (continued)
CVB Financial Corp.	429	$4,166
Eagle Bancorp, Inc.*	36	499
East West Bancorp, Inc.	54	1,051
Fifth Third Bancorp	330	3,963
Financial Institutions, Inc.	63	1,032
First Busey Corp.	369	1,882
First Citizens BancShares, Inc./NC, Class A	9	1,467
First Commonwealth Financial Corp.	474	2,185
First Community Bancshares, Inc./VA	72	865
First Financial Bancorp	261	4,280
First Financial Bankshares, Inc.	60	1,906
First Financial Corp./IN	51	1,676
First Horizon National Corp.	96	671
First Interstate Bancsystem, Inc.	66	834
First Merchants Corp.	51	411
First Midwest Bancorp, Inc./IL	138	1,243
First Republic Bank/San Francisco CA*	27	748
FirstMerit Corp.	495	6,935
FNB Corp./PA	576	5,812
Fulton Financial Corp.	906	8,552
Glacier Bancorp, Inc.	135	1,532
Great Southern Bancorp, Inc.	42	835
Hancock Holding Co.	147	4,454
Hanmi Financial Corp.*	282	282
Home Bancshares, Inc./AR	48	1,126
Hudson Valley Holding Corp.	30	652
Huntington Bancshares, Inc./OH	240	1,243
Iberiabank Corp.	57	2,948
Independent Bank Corp./MA	96	2,488
International Bancshares Corp.	261	4,729
Investors Bancorp, Inc.*	87	1,208
KeyCorp	267	1,885
Lakeland Bancorp, Inc.	117	1,087
Lakeland Financial Corp.	66	1,577
M&T Bank Corp.	36	2,740
MB Financial, Inc.	102	1,690
Nara Bancorp, Inc.*	72	611
National Penn Bancshares, Inc.	240	1,872
NBT Bancorp, Inc.	153	3,293
Old National Bancorp/IN	177	2,048
Pacific Capital Bancorp N.A.*	9	233
PacWest Bancorp	60	1,058

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Commercial Banks – (continued)
Park National Corp.	60	$3,583
Pinnacle Financial Partners, Inc.*	63	946
PNC Financial Services Group, Inc.	147	7,895
PrivateBancorp, Inc.	120	1,308
Prosperity Bancshares, Inc.	87	3,349
Regions Financial Corp.	456	1,792
Renasant Corp.	114	1,644
Republic Bancorp, Inc./KY, Class A	45	915
S&T Bancorp, Inc.	126	2,352
Sandy Spring Bancorp, Inc.	111	1,888
SCBT Financial Corp.	27	797
Signature Bank/NY*	78	4,349
Simmons First National Corp., Class A	30	779
Southside Bancshares, Inc.	75	1,543
StellarOne Corp.	42	504
Sterling Bancorp/NY	60	495
Sterling Financial Corp./WA*	51	766
SunTrust Banks, Inc.	195	3,847
Susquehanna Bancshares, Inc.	289	2,098
SVB Financial Group*	81	3,721
SY Bancorp, Inc.	57	1,173
Synovus Financial Corp.	3,315	4,973
TCF Financial Corp.	684	7,278
Texas Capital Bancshares, Inc.*	69	1,932
Tompkins Financial Corp.	39	1,538
Tower Bancorp, Inc.	48	1,235
TowneBank/VA	54	673
Trustmark Corp.	258	5,712
U.S. Bancorp	693	17,733
UMB Financial Corp.	159	5,862
Umpqua Holdings Corp.	216	2,473
Union First Market Bankshares Corp.	102	1,308
United Bankshares, Inc./WV	228	5,413
United Community Banks, Inc./GA*	93	687
Univest Corp of Pennsylvania	75	1,141
Valley National Bancorp	318	3,816
Washington Trust Bancorp, Inc.	66	1,550
Webster Financial Corp.	336	6,599
Wells Fargo & Co.	1,398	36,221
WesBanco, Inc.	114	2,264
West Coast Bancorp/OR*	81	1,209
Westamerica Bancorp.	54	2,420

	Shares	Value

Commercial Banks – (continued)
Western Alliance Bancorp*	153	$995
Wintrust Financial Corp.	66	1,906
Zions Bancorp.	66	1,146
		310,190
Commercial Services & Supplies – 1.2%
ABM Industries, Inc.	201	4,064
ACCO Brands Corp.*	249	1,711
American Reprographics Co.*	72	287
Avery Dennison Corp.	33	878
The Brink’s Co.	213	5,920
Cenveo, Inc.*	264	990
Cintas Corp.	42	1,255
Clean Harbors, Inc.*	87	5,069
Consolidated Graphics, Inc.*	45	2,050
Copart, Inc.*	21	915
Corrections Corp of America*	39	867
Covanta Holding Corp.	45	660
Deluxe Corp.	234	5,527
EnergySolutions, Inc.*	153	577
EnerNOC, Inc.*	45	399
Ennis, Inc.	117	1,712
Fuel Tech, Inc.*	33	183
G&K Services, Inc., Class A	36	1,093
The Geo Group, Inc.*	120	2,188
Healthcare Services Group, Inc.	117	2,030
Herman Miller, Inc.	108	2,230
Higher One Holdings, Inc.*	63	1,111
HNI Corp.	69	1,659
InnerWorkings, Inc.*	54	489
Interface, Inc., Class A	108	1,408
Iron Mountain, Inc.	66	2,041
KAR Auction Services, Inc.*	141	1,939
Knoll, Inc.	90	1,373
M&F Worldwide Corp.*	51	1,263
McGrath Rentcorp	45	1,202
Metalico, Inc.*	78	353
Mine Safety Appliances Co.	60	2,013
Mobile Mini, Inc.*	72	1,306
Multi-Color Corp.	60	1,591
Pitney Bowes, Inc.	54	1,101
Quad/Graphics, Inc.	102	2,011
R.R. Donnelley & Sons Co.	51	831

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	15

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Republic Services, Inc.	111	$3,159
Rollins, Inc.	27	588
Schawk, Inc.	48	648
Standard Parking Corp.*	30	528
Steelcase, Inc., Class A	162	1,200
Stericycle, Inc.*	30	2,507
SYKES Enterprises, Inc.*	78	1,243
Team, Inc.*	36	900
Tetra Tech, Inc.*	117	2,554
TMS International Corp., Class A*	60	515
Unifirst Corp./MA	69	3,612
United Stationers, Inc.	84	2,672
US Ecology, Inc.	33	596
Viad Corp.	39	816
Waste Connections, Inc.	42	1,430
Waste Management, Inc.	147	4,841
		90,105
Communications Equipment – 1.9%
ADTRAN, Inc.	120	4,032
Anaren, Inc.*	69	1,320
Arris Group, Inc.*	543	5,843
Aruba Networks, Inc.*	33	782
Aviat Networks, Inc.*	105	215
Bel Fuse, Inc., Class B	45	805
Black Box Corp.	81	2,267
Blue Coat Systems, Inc.*	81	1,304
Brocade Communications Systems, Inc.*	126	552
Ciena Corp.*	180	2,372
Cisco Systems, Inc.	2,007	37,189
Comtech Telecommunications Corp.	120	3,973
Digi International, Inc.*	48	614
EchoStar Corp., Class A*	15	395
Emulex Corp.*	165	1,383
Extreme Networks*	171	504
F5 Networks, Inc.*	30	3,119
Finisar Corp.*	168	3,442
Globecomm Systems, Inc.*	42	571
Harmonic, Inc.*	213	1,172
Harris Corp.	36	1,359
Infinera Corp.*	198	1,447

	Shares	Value

Communications Equipment – (continued)
InterDigital, Inc./PA	57	$2,477
Ixia*	93	1,054
JDS Uniphase Corp.*	81	972
Juniper Networks, Inc.*	192	4,698
Loral Space & Communications, Inc.*	54	3,267
Meru Networks, Inc.*	150	815
Motorola Mobility Holdings, Inc.*	105	4,082
Motorola Solutions, Inc.	111	5,207
Netgear, Inc.*	69	2,447
Oclaro, Inc.*	96	395
Oplink Communications, Inc.*	39	633
Opnext, Inc.*	216	214
Plantronics, Inc.	87	2,907
Powerwave Technologies, Inc.*	1	3
QUALCOMM, Inc.	609	31,423
Riverbed Technology, Inc.*	57	1,572
ShoreTel, Inc.*	45	263
Sonus Networks, Inc.*	390	1,034
Sycamore Networks, Inc.	36	692
Symmetricom, Inc.*	81	417
Tekelec*	117	1,149
Tellabs, Inc.	1,506	6,521
UTStarcom Holdings Corp.*	240	343
Viasat, Inc.*	78	3,322
Westell Technologies, Inc., Class A*	102	205
		150,772
Computers & Peripherals – 2.9%
Apple, Inc.*	336	136,005
Avid Technology, Inc.*	54	335
Cray, Inc.*	60	380
Dell, Inc.*	465	7,352
Diebold, Inc.	291	9,393
Electronics for Imaging, Inc.*	87	1,305
EMC Corp.*	747	18,309
Hewlett-Packard Co.	582	15,487
Immersion Corp.*	54	371
Intermec, Inc.*	96	775
Intevac, Inc.*	42	338
Lexmark International, Inc., Class A*	360	11,412
NCR Corp.*	45	857
NetApp, Inc.*	135	5,530
OCZ Technology Group, Inc.*	96	679

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Computers & Peripherals – (continued)
QLogic Corp.*	195	$2,724
Quantum Corp.*	435	1,135
SanDisk Corp.*	66	3,344
Seagate Technology PLC	117	1,890
Silicon Graphics International Corp.*	57	824
STEC, Inc.*	78	883
Stratasys, Inc.*	39	1,094
Super Micro Computer, Inc.*	48	768
Synaptics, Inc.*	156	5,271
Western Digital Corp.*	66	1,758
		228,219
Construction & Engineering – 0.4%
AECOM Technology Corp.*	30	628
Aegion Corp.*	72	1,065
Comfort Systems USA, Inc.	72	792
Dycom Industries, Inc.*	66	1,282
EMCOR Group, Inc.	123	3,084
Fluor Corp.	63	3,581
Furmanite Corp.*	69	460
Granite Construction, Inc.	66	1,485
Great Lakes Dredge & Dock Corp.	264	1,360
Jacobs Engineering Group, Inc.*	45	1,746
KBR, Inc.	42	1,172
Layne Christensen Co.*	36	907
MasTec, Inc.*	120	2,594
Michael Baker Corp.*	39	803
MYR Group, Inc.*	39	752
Northwest Pipe Co.*	18	480
Orion Marine Group, Inc.*	120	815
Pike Electric Corp.*	33	251
Primoris Services Corp.	123	1,601
Quanta Services, Inc.*	75	1,567
The Shaw Group, Inc.*	27	628
Sterling Construction Co., Inc.*	75	934
Tutor Perini Corp.	147	2,136
URS Corp.*	21	750
		30,873
Construction Materials – 0.1%
Eagle Materials, Inc.	84	1,729
Headwaters, Inc.*	489	861

	Shares	Value

Construction Materials – (continued)
Martin Marietta Materials, Inc.	18	$1,299
Vulcan Materials Co.	42	1,314
		5,203
Consumer Finance – 0.8%
Advance America Cash Advance Centers, Inc.	228	1,922
American Express Co.	387	19,591
Capital One Financial Corp.	129	5,890
Cash America International, Inc.	135	7,391
Credit Acceptance Corp.*	12	827
DFC Global Corp.*	150	3,288
Discover Financial Services	153	3,605
Ezcorp, Inc., Class A*	132	3,667
First Cash Financial Services, Inc.*	54	2,241
Green Dot Corp., Class A*	39	1,274
Imperial Holdings, Inc.*	297	668
Nelnet, Inc., Class A	126	2,706
Netspend Holdings, Inc.*	162	932
SLM Corp.	144	1,968
World Acceptance Corp.*	69	4,668
		60,638
Containers & Packaging – 0.5%
Aptargroup, Inc.	27	1,295
Ball Corp.	60	2,074
Bemis Co., Inc.	30	843
Boise, Inc.	549	3,321
Crown Holdings, Inc.*	42	1,419
Greif, Inc., Class A	6	269
Myers Industries, Inc.	162	1,980
Owens-Illinois, Inc.*	45	904
Packaging Corp of America	30	782
Rock-Tenn Co., Class A	324	19,177
Sealed Air Corp.	51	908
Silgan Holdings, Inc.	18	676
Sonoco Products Co.	30	942
Temple-Inland, Inc.	249	7,921
		42,511
Distributors – 0.1%
Core-Mark Holding Co., Inc.*	51	1,708
Genuine Parts Co.	45	2,584

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	17

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Distributors – (continued)
LKQ Corp.*	54	$1,576
Pool Corp.	90	2,630
		8,498
Diversified Consumer Services – 0.7%
American Public Education, Inc.*	33	1,182
Apollo Group, Inc., Class A*	36	1,705
Archipelago Learning, Inc.*	18	183
Ascent Capital Group, Inc., Class A*	27	1,228
Bridgepoint Education, Inc.*	84	1,820
Capella Education Co.*	24	835
Career Education Corp.*	279	4,501
Coinstar, Inc.*	57	2,721
Corinthian Colleges, Inc.*	348	665
DeVry, Inc.	18	678
Education Management Corp.*	126	2,502
Grand Canyon Education, Inc.*	156	2,544
H&R Block, Inc.	84	1,284
Hillenbrand, Inc.	285	6,017
ITT Educational Services, Inc.*	123	7,622
K12, Inc.*	66	2,313
Lincoln Educational Services Corp.	102	954
Matthews International Corp., Class A	54	1,898
Regis Corp.	264	4,319
School Specialty, Inc.*	75	574
Service Corp. International/US	84	840
Sotheby’s	24	845
Steiner Leisure Ltd.*	27	1,301
Stewart Enterprises, Inc., Class A	150	966
Strayer Education, Inc.	21	1,789
Universal Technical Institute, Inc.*	42	600
Weight Watchers International, Inc.	12	895
		52,781
Diversified Financial Services – 1.6%
Bank of America Corp.	2,829	19,322
CBOE Holdings, Inc.	168	4,390
Citigroup, Inc.	813	25,683
CME Group, Inc.	24	6,613
Compass Diversified Holdings	180	2,351
Encore Capital Group, Inc.*	81	2,194
Gain Capital Holdings, Inc.*	57	400

	Shares	Value

Diversified Financial Services – (continued)
Interactive Brokers Group, Inc., Class A	183	$2,815
IntercontinentalExchange, Inc.*	27	3,507
JPMorgan Chase & Co.	1,095	38,062
Leucadia National Corp.	54	1,449
MarketAxess Holdings, Inc.	63	1,841
Moody’s Corp.	72	2,555
MSCI, Inc., Class A*	42	1,402
The NASDAQ OMX Group, Inc.*	39	977
NewStar Financial, Inc.*	60	643
NYSE Euronext	72	1,913
PHH Corp.*	255	4,705
Pico Holdings, Inc.*	42	959
Portfolio Recovery Associates, Inc.*	33	2,315
		124,096
Diversified Telecommunication Services – 1.6%
8x8, Inc.*	120	451
AboveNet, Inc.	45	2,671
Alaska Communications Systems Group, Inc.	84	594
AT&T, Inc.	1,668	48,888
Atlantic Tele-Network, Inc.	18	683
Cbeyond, Inc.*	57	470
CenturyLink, Inc.	171	6,029
Cincinnati Bell, Inc.*	903	2,908
Cogent Communications Group, Inc.*	87	1,396
Consolidated Communications Holdings, Inc.	48	906
Fairpoint Communications, Inc.*	99	532
Frontier Communications Corp.	360	2,254
General Communication, Inc., Class A*	66	624
Globalstar, Inc.*	777	552
IDT Corp., Class B	90	1,035
Iridium Communications, Inc.*	210	1,336
Level 3 Communications, Inc.*	101	2,696
Neutral Tandem, Inc.*	60	632
PAETEC Holding Corp.*	258	1,414
Premiere Global Services, Inc.*	234	2,120
SureWest Communications	27	310
tw telecom inc*	54	999
Verizon Communications, Inc.	1,023	37,830
Vonage Holdings Corp.*	270	905
Windstream Corp.	141	1,716
		119,951

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Electric Utilities – 2.0%
Allete, Inc.	147	$5,808
American Electric Power Co., Inc.	135	5,303
Central Vermont Public Service Corp.	54	1,910
Cleco Corp.	279	10,287
DPL, Inc.	33	1,002
Duke Energy Corp.	369	7,535
Edison International	84	3,410
El Paso Electric Co.	192	6,150
The Empire District Electric Co.	192	3,834
Entergy Corp.	48	3,320
Exelon Corp.	186	8,257
FirstEnergy Corp.	117	5,260
Great Plains Energy, Inc.	39	809
Hawaiian Electric Industries, Inc.	435	11,019
IDACORP, Inc.	225	9,086
ITC Holdings Corp.	18	1,308
MGE Energy, Inc.	105	4,582
NextEra Energy, Inc.	117	6,599
Northeast Utilities	51	1,763
NV Energy, Inc.	66	1,059
Otter Tail Corp.	147	2,853
Pepco Holdings, Inc.	63	1,247
Pinnacle West Capital Corp.	30	1,367
PNM Resources, Inc.	357	6,419
Portland General Electric Co.	342	8,393
PPL Corp.	162	4,758
Progress Energy, Inc.	81	4,220
Southern Co.	312	13,479
UIL Holdings Corp.	231	7,872
Unisource Energy Corp.	168	6,263
Unitil Corp.	51	1,360
Westar Energy, Inc.	33	900
		157,432
Electrical Equipment – 0.9%
A123 Systems, Inc.*	189	648
Active Power, Inc.*	1,326	1,209
Acuity Brands, Inc.	81	3,750
American Superconductor Corp.*	180	785
AMETEK, Inc.	57	2,253
AZZ, Inc.	57	2,546
The Babcock & Wilcox Co.*	42	924

	Shares	Value

Electrical Equipment – (continued)
Belden, Inc.	90	$2,905
Brady Corp., Class A	96	2,949
Capstone Turbine Corp.*	483	526
Cooper Industries PLC	60	3,148
Emerson Electric Co.	270	12,992
Encore Wire Corp.	36	957
EnerSys*	228	5,137
Franklin Electric Co., Inc.	36	1,653
FuelCell Energy, Inc.*	213	228
Generac Holdings, Inc.*	126	2,880
General Cable Corp.*	99	2,776
Global Power Equipment Group, Inc.*	27	716
GrafTech International Ltd.*	246	3,865
Hubbell, Inc., Class B	18	1,076
II-VI, Inc.*	99	1,882
LSI Industries, Inc.	42	283
Polypore International, Inc.*	51	2,675
Powell Industries, Inc.*	18	605
Preformed Line Products Co.	15	965
Regal-Beloit Corp.	15	797
Rockwell Automation, Inc.	51	3,450
Roper Industries, Inc.	36	2,920
Thomas & Betts Corp.*	18	894
Valence Technology, Inc.*	294	282
Vicor Corp.	36	329
Woodward, Inc.	108	3,659
		72,664
Electronic Equipment, Instruments & Components – 1.5%
Aeroflex Holding Corp.*	33	359
Amphenol Corp., Class A	63	2,992
Anixter International, Inc.*	138	8,099
Arrow Electronics, Inc.*	33	1,190
Avnet, Inc.*	42	1,273
AVX Corp.	12	161
Badger Meter, Inc.	27	884
Benchmark Electronics, Inc.*	270	3,710
Brightpoint, Inc.*	309	3,136
Checkpoint Systems, Inc.*	75	994
Cognex Corp.	72	2,440
Coherent, Inc.*	48	2,447
Corning, Inc.	438	6,259
CTS Corp.	156	1,448

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	19

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Daktronics, Inc.	72	$727
Dolby Laboratories, Inc., Class A*	18	526
DTS, Inc.*	33	927
Echelon Corp.*	63	426
Electro Scientific Industries, Inc.*	45	553
FARO Technologies, Inc.*	30	1,253
FEI Co.*	75	2,982
FLIR Systems, Inc.	57	1,499
Ingram Micro, Inc., Class A*	45	805
Insight Enterprises, Inc.*	204	3,448
IPG Photonics Corp.*	9	476
Itron, Inc.*	183	6,733
Jabil Circuit, Inc.	57	1,172
Kemet Corp.*	201	1,853
LeCroy Corp.*	30	308
Littelfuse, Inc.	42	2,056
Maxwell Technologies, Inc.*	51	1,018
Measurement Specialties, Inc.*	27	843
Mercury Computer Systems, Inc.*	57	832
Methode Electronics, Inc.	69	641
Molex, Inc.	18	444
Molex, Inc., Class A	21	428
MTS Systems Corp.	30	1,100
Multi-Fineline Electronix, Inc.*	45	1,032
National Instruments Corp.	33	881
NeoPhotonics Corp.*	30	157
Newport Corp.*	69	956
OSI Systems, Inc.*	36	1,595
Park Electrochemical Corp.	36	1,019
Plexus Corp.*	66	1,696
Power-One, Inc.*	249	1,233
Pulse Electronics Corp.	189	667
Radisys Corp.*	42	246
Richardson Electronics Ltd.	27	351
Rofin-Sinar Technologies, Inc.*	54	1,404
Rogers Corp.*	30	1,295
Sanmina-SCI Corp.*	363	3,198
Scansource, Inc.*	123	4,275
SYNNEX Corp.*	111	3,205
TE Connectivity Ltd.	120	4,266
Tech Data Corp.*	213	10,476

	Shares	Value

Electronic Equipment, Instruments & Components – (continued)
Trimble Navigation Ltd.*	45	$1,818
TTM Technologies, Inc.*	240	2,681
Universal Display Corp.*	75	3,512
Vishay Intertechnology, Inc.*	42	452
Zygo Corp.*	30	460
		113,317
Energy Equipment & Services – 1.9%
Atwood Oceanics, Inc.*	15	641
Baker Hughes, Inc.	156	9,047
Basic Energy Services, Inc.*	54	990
Bristow Group, Inc.	156	7,766
Cal Dive International, Inc.*	177	396
Cameron International Corp.*	87	4,275
CARBO Ceramics, Inc.	6	815
Complete Production Services, Inc.*	150	4,920
Dawson Geophysical Co.*	15	434
Diamond Offshore Drilling, Inc.	18	1,180
Dresser-Rand Group, Inc.*	30	1,452
Dril-Quip, Inc.*	12	781
Exterran Holdings, Inc.*	291	2,765
FMC Technologies, Inc.*	87	3,899
Global Geophysical Services, Inc.*	39	372
Global Industries Ltd.*	195	1,550
Gulf Island Fabrication, Inc.	24	668
Gulfmark Offshore, Inc., Class A*	51	2,121
Halliburton Co.	333	12,442
Helix Energy Solutions Group, Inc.*	189	3,413
Helmerich & Payne, Inc.	36	1,914
Hercules Offshore, Inc.*	258	978
Hornbeck Offshore Services, Inc.*	48	1,576
ION Geophysical Corp.*	222	1,692
Key Energy Services, Inc.*	270	3,491
Lufkin Industries, Inc.	57	3,368
Matrix Service Co.*	120	1,274
Nabors Industries Ltd.*	105	1,925
National Oilwell Varco, Inc.	153	10,914
Natural Gas Services Group, Inc.*	24	330
Newpark Resources, Inc.*	171	1,527
Oceaneering International, Inc.	39	1,631
Oil States International, Inc.*	18	1,253
OYO Geospace Corp.*	9	707
Parker Drilling Co.*	219	1,211

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Energy Equipment & Services – (continued)
Patterson-UTI Energy, Inc.	57	$1,158
PHI, Inc.*	24	530
Pioneer Drilling Co.*	117	1,157
RigNet, Inc.*	18	281
Rowan Cos., Inc.*	45	1,552
RPC, Inc.	18	334
Schlumberger Ltd.	489	35,928
SEACOR Holdings, Inc.	42	3,576
Superior Energy Services, Inc.*	30	844
Tesco Corp.*	60	928
Tetra Technologies, Inc.*	144	1,368
Tidewater, Inc.	18	886
Transocean Ltd.	117	6,687
Union Drilling, Inc.*	24	180
Unit Corp.*	18	883
Willbros Group, Inc.*	90	458
		150,468
Food & Staples Retailing – 1.7%
The Andersons, Inc.	84	3,101
Casey’s General Stores, Inc.	171	8,473
Costco Wholesale Corp.	159	13,237
CVS Caremark Corp.	378	13,721
Ingles Markets, Inc., Class A	60	906
The Kroger Co.	159	3,686
Nash Finch Co.	54	1,421
The Pantry, Inc.*	105	1,485
Pricesmart, Inc.	33	2,509
Rite Aid Corp.*	2,748	3,188
Ruddick Corp.	195	8,523
Safeway, Inc.	99	1,918
Spartan Stores, Inc.	105	1,798
SUPERVALU, Inc.	963	7,723
Susser Holdings Corp.*	36	791
Sysco Corp.	213	5,904
United Natural Foods, Inc.*	90	3,286
Walgreen Co.	327	10,856
Wal-Mart Stores, Inc.	498	28,246
Weis Markets, Inc.	51	2,017
Whole Foods Market, Inc.	57	4,111
Winn-Dixie Stores, Inc.*	240	1,522
		128,422

	Shares	Value

Food Products – 1.6%
Archer-Daniels-Midland Co.	174	$5,036
B&G Foods, Inc.	219	4,647
Bunge Ltd.	42	2,594
Calavo Growers, Inc.	60	1,354
Cal-Maine Foods, Inc.	60	1,999
Campbell Soup Co.	72	2,394
Chiquita Brands International, Inc.*	207	1,838
ConAgra Foods, Inc.	117	2,964
Corn Products International, Inc.	21	1,019
Darling International, Inc.*	219	3,070
Dean Foods Co.*	834	8,106
Dole Food Co., Inc.*	165	1,746
Flowers Foods, Inc.	39	787
Fresh Del Monte Produce, Inc.	180	4,583
General Mills, Inc.	219	8,437
H.J. Heinz Co.	117	6,252
The Hain Celestial Group, Inc.*	69	2,316
The Hershey Co.	57	3,262
Hormel Foods Corp.	51	1,503
J&J Snack Foods Corp.	27	1,392
The JM Smucker Co.	33	2,542
Kellogg Co.	90	4,879
Kraft Foods, Inc., Class A	594	20,896
Lancaster Colony Corp.	36	2,395
McCormick & Co., Inc.	42	2,040
Mead Johnson Nutrition Co.	75	5,389
Omega Protein Corp.*	87	942
Pilgrim’s Pride Corp.*	213	1,074
Ralcorp Holdings, Inc.*	15	1,213
Sanderson Farms, Inc.	93	4,604
Sara Lee Corp.	201	3,578
Seneca Foods Corp., Class A*	39	821
Smart Balance, Inc.*	111	727
Smithfield Foods, Inc.*	45	1,029
Snyders-Lance, Inc.	117	2,483
Tootsie Roll Industries, Inc.	54	1,338
TreeHouse Foods, Inc.*	66	4,048
Tyson Foods, Inc., Class A	87	1,679
		126,976
Gas Utilities – 0.8%
AGL Resources, Inc.	21	881
Atmos Energy Corp.	24	824

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	21

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Gas Utilities – (continued)
Chesapeake Utilities Corp.	45	$1,908
The Laclede Group, Inc.	96	3,852
National Fuel Gas Co.	27	1,655
New Jersey Resources Corp.	189	8,886
Nicor, Inc.	87	4,894
Northwest Natural Gas Co.	120	5,606
Oneok, Inc.	36	2,738
Piedmont Natural Gas Co., Inc.	135	4,413
Questar Corp.	63	1,214
South Jersey Industries, Inc.	57	3,210
Southwest Gas Corp.	207	8,172
UGI Corp.	30	860
WGL Holdings, Inc.	234	10,017
		59,130
Health Care Equipment & Supplies – 2.0%
Abaxis, Inc.*	42	1,179
ABIOMED, Inc.*	63	949
Accuray, Inc.*	117	468
Alere, Inc.*	24	625
Align Technology, Inc.*	114	2,625
Alphatec Holdings, Inc.*	102	211
Analogic Corp.	24	1,298
Angiodynamics, Inc.*	48	740
Arthrocare Corp.*	51	1,538
Baxter International, Inc.	207	11,382
Becton Dickinson and Co.	75	5,867
Boston Scientific Corp.*	552	3,251
C.R. Bard, Inc.	33	2,836
Cantel Medical Corp.	24	662
CareFusion Corp.*	81	2,074
Conceptus, Inc.*	48	553
CONMED Corp.*	54	1,419
The Cooper Cos., Inc.	18	1,247
Covidien PLC	180	8,467
Cyberonics, Inc.*	54	1,555
Delcath Systems, Inc.*	90	326
DENTSPLY International, Inc.	51	1,885
Edwards Lifesciences Corp.*	42	3,168
Endologix, Inc.*	99	1,078
Exactech, Inc.*	18	288
Gen-Probe, Inc.*	18	1,082

	Shares	Value

Health Care Equipment & Supplies – (continued)
Greatbatch, Inc.*	105	$2,345
Haemonetics Corp.*	48	2,926
Hansen Medical, Inc.*	102	320
Hill-Rom Holdings, Inc.	24	808
Hologic, Inc.*	96	1,548
ICU Medical, Inc.*	24	943
IDEXX Laboratories, Inc.*	21	1,512
Insulet Corp.*	78	1,273
Integra LifeSciences Holdings Corp.*	39	1,250
Intuitive Surgical, Inc.*	15	6,508
Invacare Corp.	141	3,165
Kensey Nash Corp.*	15	403
Kinetic Concepts, Inc.*	18	1,231
MAKO Surgical Corp.*	69	2,653
Masimo Corp.	69	1,427
Medtronic, Inc.	384	13,341
Meridian Bioscience, Inc.	75	1,367
Merit Medical Systems, Inc.*	78	1,047
Natus Medical, Inc.*	54	464
Neogen Corp.*	45	1,739
Neoprobe Corp.*	162	460
NuVasive, Inc.*	75	1,112
NxStage Medical, Inc.*	93	2,138
OraSure Technologies, Inc.*	87	808
Orthofix International N.V.*	84	2,949
Palomar Medical Technologies, Inc.*	33	281
Quidel Corp.*	54	964
ResMed, Inc.*	57	1,613
Sirona Dental Systems, Inc.*	21	1,006
Solta Medical, Inc.*	96	210
SonoSite, Inc.*	27	837
St. Jude Medical, Inc.	171	6,669
STERIS Corp.	102	3,160
Stryker Corp.	108	5,174
SurModics, Inc.*	30	316
Symmetry Medical, Inc.*	69	627
Synovis Life Technologies, Inc.*	21	377
Teleflex, Inc.	186	11,134
Thoratec Corp.*	111	4,053
Unilife Corp.*	111	588
Varian Medical Systems, Inc.*	42	2,466
West Pharmaceutical Services, Inc.	63	2,449
Wright Medical Group, Inc.*	75	1,289

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Zimmer Holdings, Inc.*	69	$3,631
Zoll Medical Corp.*	42	1,588
		158,942
Health Care Providers & Services – 2.7%
Accretive Health, Inc.*	75	1,786
Aetna, Inc.	105	4,175
Air Methods Corp.*	21	1,697
Alliance HealthCare Services, Inc.*	525	583
Almost Family, Inc.*	39	727
Amedisys, Inc.*	135	1,773
American Dental Partners, Inc.*	30	317
AMERIGROUP Corp.*	15	834
AmerisourceBergen Corp.	75	3,060
AMN Healthcare Services, Inc.*	75	356
Amsurg Corp.*	141	3,572
Assisted Living Concepts, Inc., Class A	39	554
Bio-Reference Labs, Inc.*	45	902
BioScrip, Inc.*	102	663
Brookdale Senior Living, Inc.*	87	1,442
Capital Senior Living Corp.*	51	398
Cardinal Health, Inc.	126	5,578
Catalyst Health Solutions, Inc.*	15	825
Centene Corp.*	93	3,269
Chemed Corp.	39	2,315
Chindex International, Inc.*	30	333
CIGNA Corp.	75	3,326
Community Health Systems, Inc.*	66	1,154
Corvel Corp.*	12	619
Coventry Health Care, Inc.*	42	1,336
Cross Country Healthcare, Inc.*	57	285
DaVita, Inc.*	33	2,310
Emeritus Corp.*	57	1,009
The Ensign Group, Inc.	78	1,775
ExamWorks Group, Inc.*	66	696
Express Scripts, Inc.*	165	7,545
Five Star Quality Care, Inc.*	213	552
Hanger Orthopedic Group, Inc.*	63	1,094
HCA Holdings, Inc.*	93	2,181
Health Management Associates, Inc., Class A*	1,155	10,118
Health Net, Inc.*	24	667

	Shares	Value

Health Care Providers & Services – (continued)
HealthSouth Corp.*	180	$3,179
Healthspring, Inc.*	309	16,666
Henry Schein, Inc.*	33	2,288
HMS Holdings Corp.*	159	3,886
Humana, Inc.	48	4,075
IPC The Hospitalist Co., Inc.*	30	1,258
Kindred Healthcare, Inc.*	237	2,761
Laboratory Corp of America Holdings*	36	3,019
Landauer, Inc.	18	923
LHC Group, Inc.*	75	1,177
LifePoint Hospitals, Inc.*	237	9,162
Lincare Holdings, Inc.	27	636
Magellan Health Services, Inc.*	141	7,257
McKesson Corp.	90	7,340
Medco Health Solutions, Inc.*	141	7,735
Mednax, Inc.*	18	1,184
Molina Healthcare, Inc.*	57	1,207
MWI Veterinary Supply, Inc.*	24	1,812
National Healthcare Corp.	48	1,839
Omnicare, Inc.	33	984
Owens & Minor, Inc.	291	8,707
Patterson Cos., Inc.	36	1,133
PharMerica Corp.*	135	2,106
PSS World Medical, Inc.*	99	2,203
Quest Diagnostics, Inc.	45	2,511
Select Medical Holdings Corp.*	252	2,192
Skilled Healthcare Group, Inc., Class A*	96	363
Sunrise Senior Living, Inc.*	102	561
Team Health Holdings, Inc.*	54	1,097
Tenet Healthcare Corp.*	273	1,291
U.S. Physical Therapy, Inc.	21	410
UnitedHealth Group, Inc.	303	14,540
Universal American Corp.	165	1,898
Universal Health Services, Inc., Class B	24	959
VCA Antech, Inc.*	162	3,292
WellCare Health Plans, Inc.*	195	9,557
WellPoint, Inc.	102	7,028
		208,062
Health Care Technology – 0.2%
Allscripts Healthcare Solutions, Inc.*	69	1,321
athenahealth, Inc.*	45	2,381

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	23

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Health Care Technology – (continued)
Cerner Corp.*	51	$3,235
Computer Programs & Systems, Inc.	21	1,072
Emdeon, Inc., Class A*	84	1,593
Epocrates, Inc.*	27	235
MedAssets, Inc.*	102	1,087
Medidata Solutions, Inc.*	42	755
Merge Healthcare, Inc.*	111	733
Omnicell, Inc.*	63	942
Quality Systems, Inc.	72	2,802
Transcend Services, Inc.*	21	574
		16,730
Hotels, Restaurants & Leisure – 2.5%
AFC Enterprises, Inc.*	45	617
Ameristar Casinos, Inc.	147	2,720
Bally Technologies, Inc.*	99	3,591
Biglari Holdings, Inc.*	3	1,035
BJ’s Restaurants, Inc.*	45	2,382
Bob Evans Farms, Inc.	138	4,540
Boyd Gaming Corp.*	108	700
Bravo Brio Restaurant Group, Inc.*	33	641
Brinker International, Inc.	384	8,794
Buffalo Wild Wings, Inc.*	36	2,384
Carnival Corp.	150	5,282
Carrols Restaurant Group, Inc.*	60	560
CEC Entertainment, Inc.	87	2,751
The Cheesecake Factory, Inc.*	102	2,855
Chipotle Mexican Grill, Inc.*	12	4,033
Choice Hotels International, Inc.	60	2,147
Churchill Downs, Inc.	24	1,154
Cracker Barrel Old Country Store, Inc.	105	4,451
Darden Restaurants, Inc.	39	1,867
Denny’s Corp.*	441	1,588
DineEquity, Inc.*	75	3,522
Domino’s Pizza, Inc.*	261	8,360
Einstein Noah Restaurant Group, Inc.	24	353
Gaylord Entertainment Co.*	78	1,824
Hyatt Hotels Corp., Class A*	15	558
International Game Technology	108	1,900
International Speedway Corp., Class A	51	1,217
Interval Leisure Group, Inc.*	75	1,036
Isle of Capri Casinos, Inc.*	45	245

	Shares	Value

Hotels, Restaurants & Leisure – (continued)
Jack in the Box, Inc.*	225	$4,631
Krispy Kreme Doughnuts, Inc.*	111	784
Las Vegas Sands Corp.*	168	7,888
Life Time Fitness, Inc.*	75	3,235
Marcus Corp.	39	465
Marriott International, Inc., Class A	111	3,497
McDonald’s Corp.	375	34,818
MGM Resorts International*	171	1,970
Morgans Hotel Group Co.*	57	371
Orient-Express Hotels Ltd., Class A*	174	1,484
Panera Bread Co., Class A*	12	1,604
Papa John’s International, Inc.*	36	1,215
Peet’s Coffee & Tea, Inc.*	24	1,529
Penn National Gaming, Inc.*	24	864
PF Chang’s China Bistro, Inc.	42	1,306
Pinnacle Entertainment, Inc.*	117	1,324
Red Robin Gourmet Burgers, Inc.*	27	677
Royal Caribbean Cruises Ltd.	39	1,159
Ruby Tuesday, Inc.*	285	2,391
Scientific Games Corp., Class A*	114	991
Shuffle Master, Inc.*	99	1,050
Six Flags Entertainment Corp.	102	3,662
Sonic Corp.*	114	845
Speedway Motorsports, Inc.	60	780
Starbucks Corp.	270	11,431
Starwood Hotels & Resorts Worldwide, Inc.	72	3,608
Texas Roadhouse, Inc.	117	1,677
Vail Resorts, Inc.	69	3,075
The Wendy’s Co.	585	2,960
WMS Industries, Inc.*	108	2,366
Wyndham Worldwide Corp.	45	1,515
Wynn Resorts Ltd.	33	4,382
Yum! Brands, Inc.	168	9,000
		191,661
Household Durables – 0.5%
American Greetings Corp., Class A	171	2,738
Beazer Homes USA, Inc.*	345	742
Blyth, Inc.	24	1,340
Cavco Industries, Inc.*	12	540
DR Horton, Inc.	102	1,135
Ethan Allen Interiors, Inc.	51	1,010

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Household Durables – (continued)
Garmin Ltd.	42	$1,444
Harman International Industries, Inc.	24	1,036
Helen of Troy Ltd.*	129	3,731
Hovnanian Enterprises, Inc., Class A*	510	734
iRobot Corp.*	51	1,727
Jarden Corp.	27	865
KB Home	303	2,112
La-Z-Boy, Inc.*	99	1,006
Leggett & Platt, Inc.	51	1,117
Lennar Corp., Class A	57	943
Libbey, Inc.*	36	456
M/I Homes, Inc.*	36	269
MDC Holdings, Inc.	168	3,762
Meritage Homes Corp.*	51	905
Mohawk Industries, Inc.*	21	1,106
Newell Rubbermaid, Inc.	81	1,199
NVR, Inc.*	3	1,928
Pulte Group, Inc.*	120	622
Ryland Group, Inc.	84	1,134
Sealy Corp.*	90	140
Standard Pacific Corp.*	201	611
Tempur-Pedic International, Inc.*	24	1,633
Toll Brothers, Inc.*	54	942
Tupperware Brands Corp.	21	1,187
Universal Electronics, Inc.*	69	1,283
Whirlpool Corp.	21	1,067
Zagg, Inc.*	36	486
		40,950
Household Products – 1.3%
Central Garden and Pet Co.*	57	493
Central Garden and Pet Co., Class A*	156	1,371
Church & Dwight Co., Inc.	51	2,253
The Clorox Co.	48	3,213
Colgate-Palmolive Co.	177	15,995
Energizer Holdings, Inc.*	21	1,550
Kimberly-Clark Corp.	144	10,038
The Procter & Gamble Co.	996	63,735
Spectrum Brands Holdings, Inc.*	48	1,218
WD-40 Co.	30	1,321
		101,187

	Shares	Value

Independent Power Producers & Energy Traders – 0.1%
The AES Corp.*	219	$2,456
Calpine Corp.*	132	2,002
Constellation Energy Group, Inc.	51	2,025
Genie Energy Ltd., Class B*	90	747
GenOn Energy, Inc.*	279	851
NRG Energy, Inc.*	87	1,864
Ormat Technologies, Inc.	33	627
		10,572
Industrial Conglomerates – 1.4%
3M Co.	237	18,728
Carlisle Cos., Inc.	24	1,001
Danaher Corp.	207	10,008
General Electric Co.	3,864	64,568
Raven Industries, Inc.	33	1,980
Standex International Corp.	57	2,201
Tyco International Ltd.	171	7,789
		106,275
Insurance – 3.8%
ACE Ltd.	96	6,926
Aflac, Inc.	132	5,952
Alleghany Corp.*	3	952
The Allstate Corp.	135	3,556
American Equity Investment Life Holding Co.	273	2,959
American Financial Group, Inc./OH	24	860
American International Group, Inc.*	123	3,037
American National Insurance Co.	66	4,716
American Safety Insurance Holdings Ltd.*	48	980
AMERISAFE, Inc.*	84	1,810
Amtrust Financial Services, Inc.	108	2,741
Aon Corp.	120	5,594
Arch Capital Group Ltd.*	48	1,727
Argo Group International Holdings Ltd.	141	4,257
Arthur J Gallagher & Co.	39	1,205
Aspen Insurance Holdings Ltd.	132	3,497
Assurant, Inc.	27	1,041
Assured Guaranty Ltd.	45	573
Axis Capital Holdings Ltd.	45	1,411
Berkshire Hathaway, Inc., Class B*	348	27,094
Brown & Brown, Inc.	42	927

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	25

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Insurance – (continued)
The Chubb Corp.	81	$5,431
Cincinnati Financial Corp.	54	1,563
Citizens, Inc./TX*	75	588
CNA Financial Corp.	6	160
CNO Financial Group, Inc.*	1,026	6,413
Delphi Financial Group, Inc., Class A	222	5,879
eHealth, Inc.*	39	579
Employers Holdings, Inc.	69	1,119
Endurance Specialty Holdings Ltd.	183	6,808
Enstar Group Ltd.*	45	4,139
Erie Indemnity Co., Class A	9	711
Everest Re Group Ltd.	15	1,349
FBL Financial Group, Inc., Class A	63	2,057
Fidelity National Financial, Inc., Class A	63	973
First American Financial Corp.	477	5,724
Flagstone Reinsurance Holdings SA	243	2,063
Fortegra Financial Corp.*	15	79
Genworth Financial, Inc., Class A*	135	861
Greenlight Capital Re Ltd., Class A*	57	1,284
The Hanover Insurance Group, Inc.	207	7,899
Harleysville Group, Inc.	54	3,173
Hartford Financial Services Group, Inc.	123	2,368
HCC Insurance Holdings, Inc.	30	798
Hilltop Holdings, Inc.*	78	615
Horace Mann Educators Corp.	180	2,421
Infinity Property & Casualty Corp.	57	3,304
Kemper Corp.	201	5,405
Lincoln National Corp.	87	1,657
Loews Corp.	129	5,121
Maiden Holdings Ltd.	282	2,298
Markel Corp.*	3	1,160
Marsh & McLennan Cos., Inc.	195	5,971
MBIA, Inc.*	696	6,125
Meadowbrook Insurance Group, Inc.	240	2,486
Mercury General Corp.	120	5,196
MetLife, Inc.	231	8,122
Montpelier Re Holdings Ltd.	279	4,883
National Financial Partners Corp.*	195	2,666
National Western Life Insurance Co., Class A	9	1,294
The Navigators Group, Inc.*	54	2,463

	Shares	Value

Insurance – (continued)
Old Republic International Corp.	66	$583
OneBeacon Insurance Group Ltd., Class A	108	1,644
PartnerRe Ltd.	18	1,120
The Phoenix Cos., Inc.*	498	742
Platinum Underwriters Holdings Ltd.	69	2,389
Presidential Life Corp.	99	982
Primerica, Inc.	183	4,141
Principal Financial Group, Inc.	84	2,166
ProAssurance Corp.	132	10,104
The Progressive Corp.	216	4,106
Protective Life Corp.	384	7,142
Prudential Financial, Inc.	135	7,317
Reinsurance Group of America, Inc.	21	1,097
RenaissanceRe Holdings Ltd.	18	1,226
RLI Corp.	81	5,698
Safety Insurance Group, Inc.	66	2,813
SeaBright Holdings, Inc.	42	302
Selective Insurance Group, Inc.	246	3,943
StanCorp Financial Group, Inc.	201	6,822
Symetra Financial Corp.	351	3,254
Torchmark Corp.	30	1,228
Tower Group, Inc.	168	3,987
Transatlantic Holdings, Inc.	24	1,249
The Travelers Cos., Inc.	117	6,827
United Fire & Casualty Co.	99	1,862
Universal Insurance Holdings, Inc.	114	481
Unum Group	87	2,074
W.R. Berkley Corp.	36	1,253
White Mountains Insurance Group Ltd.	3	1,260
XL Group PLC	84	1,826
		294,658
Internet & Catalog Retail – 0.6%
1-800-Flowers.com, Inc., Class A*	48	137
Amazon.com, Inc.*	129	27,543
Blue Nile, Inc.*	27	1,219
Expedia, Inc.	57	1,497
HSN, Inc.	78	2,782
Liberty Interactive Corp., Class A*	207	3,401
Nutrisystem, Inc.	51	630
Orbitz Worldwide, Inc.*	357	675
Overstock.com, Inc.*	21	174

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Internet & Catalog Retail – (continued)
PetMed Express, Inc.	36	$359
priceline.com, Inc.*	18	9,139
US Auto Parts Network, Inc.*	27	151
Valuevision Media, Inc., Class A*	75	246
		47,953
Internet Software & Services – 1.8%
Akamai Technologies, Inc.*	66	1,778
Ancestry.com, Inc.*	39	888
AOL, Inc.*	483	6,819
comScore, Inc.*	60	1,267
Constant Contact, Inc.*	54	1,093
DealerTrack Holdings, Inc.*	78	1,692
Demand Media, Inc.*	249	1,736
Dice Holdings, Inc.*	96	977
Digital River, Inc.*	75	1,375
Earthlink, Inc.	492	3,449
eBay, Inc.*	402	12,795
Envestnet, Inc.*	42	489
Equinix, Inc.*	18	1,728
Google, Inc., Class A*	93	55,115
IAC/InterActiveCorp*	27	1,102
Infospace, Inc.*	72	631
Internap Network Services Corp.*	99	562
IntraLinks Holdings, Inc.*	66	574
j2 Global Communications, Inc.	87	2,678
Keynote Systems, Inc.	30	716
KIT Digital, Inc.*	72	648
Limelight Networks, Inc.*	132	367
Liquidity Services, Inc.*	39	1,270
LivePerson, Inc.*	90	1,133
LogMeIn, Inc.*	42	1,708
LoopNet, Inc.*	57	1,008
Marchex, Inc., Class B	48	427
ModusLink Global Solutions, Inc.	198	828
Monster Worldwide, Inc.*	243	2,243
Move, Inc.*	276	508
NIC, Inc.	120	1,657
OpenTable, Inc.*	45	1,974
Perficient, Inc.*	57	543
QuinStreet, Inc.*	51	586
Rackspace Hosting, Inc.*	39	1,614

	Shares	Value

Internet Software & Services – (continued)
RealNetworks, Inc.	102	$996
RightNow Technologies, Inc.*	48	2,064
Saba Software, Inc.*	51	354
SciQuest, Inc.*	33	490
Travelzoo, Inc.*	15	478
United Online, Inc.	399	2,358
ValueClick, Inc.*	150	2,640
VeriSign, Inc.	60	1,925
VistaPrint N.V.*	75	2,619
Vocus, Inc.*	39	795
Web.com Group, Inc.*	54	522
WebMD Health Corp.*	21	755
XO Group, Inc.*	57	526
Yahoo!, Inc.*	429	6,710
Zix Corp.*	108	268
		137,478
IT Services – 3.1%
Accenture PLC, Class A	231	13,921
Acxiom Corp.*	153	2,018
Alliance Data Systems Corp.*	18	1,844
Amdocs Ltd.*	54	1,621
Automatic Data Processing, Inc.	177	9,263
Broadridge Financial Solutions, Inc.	45	1,001
CACI International, Inc., Class A*	138	7,575
Cardtronics, Inc.*	81	2,019
Cass Information Systems, Inc.	15	588
CIBER, Inc.*	117	407
Cognizant Technology Solutions Corp., Class A*	111	8,075
Computer Sciences Corp.	42	1,321
Convergys Corp.*	477	5,104
CoreLogic, Inc.*	198	2,410
CSG Systems International, Inc.*	156	2,221
DST Systems, Inc.	168	8,432
Echo Global Logistics, Inc.*	27	417
Euronet Worldwide, Inc.*	222	4,300
ExlService Holdings, Inc.*	33	861
Fidelity National Information Services, Inc.	96	2,513
Fiserv, Inc.*	51	3,002
FleetCor Technologies, Inc.*	12	336
Forrester Research, Inc.	27	967

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	27

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
IT Services – (continued)
Gartner, Inc.*	33	$1,271
Genpact Ltd.*	36	581
Global Cash Access Holdings, Inc.*	219	653
Global Payments, Inc.	30	1,378
Heartland Payment Systems, Inc.	69	1,501
iGate Corp.	57	768
International Business Machines Corp.	432	79,761
Jack Henry & Associates, Inc.	30	972
Lender Processing Services, Inc.	24	421
Lionbridge Technologies, Inc.*	108	293
Mantech International Corp., Class A	105	3,689
Mastercard, Inc., Class A	39	13,543
MAXIMUS, Inc.	66	2,662
MoneyGram International, Inc.*	156	399
NCI, Inc., Class A*	33	450
NeuStar, Inc., Class A*	138	4,387
Paychex, Inc.	117	3,409
SAIC, Inc.*	99	1,231
Sapient Corp.	204	2,521
ServiceSource International, Inc.*	159	2,116
Syntel, Inc.	30	1,467
TeleTech Holdings, Inc.*	54	944
Teradata Corp.*	60	3,580
TNS, Inc.*	114	2,226
Total System Services, Inc.	72	1,432
Unisys Corp.*	177	4,600
VeriFone Systems, Inc.*	39	1,646
Virtusa Corp.*	33	538
Visa, Inc., Class A	189	17,627
The Western Union Co.	228	3,983
Wright Express Corp.*	72	3,375
		243,640
Leisure Equipment & Products – 0.2%
Arctic Cat, Inc.*	24	487
Brunswick Corp.	165	2,914
Callaway Golf Co.	123	715
Hasbro, Inc.	45	1,713
Jakks Pacific, Inc.	123	2,333
Leapfrog Enterprises, Inc.*	93	347
Mattel, Inc.	123	3,473
Polaris Industries, Inc.	24	1,520

	Shares	Value

Leisure Equipment & Products – (continued)
Smith & Wesson Holding Corp.*	123	$364
Sturm Ruger & Co., Inc.	36	1,092
		14,958
Life Sciences Tools & Services – 0.4%
Affymetrix, Inc.*	120	671
Agilent Technologies, Inc.*	126	4,671
Bruker Corp.*	33	476
Caliper Life Sciences, Inc.*	93	975
Charles River Laboratories International, Inc.*	96	3,099
Covance, Inc.*	21	1,065
eResearchTechnology, Inc.*	90	460
Fluidigm Corp.*	33	461
Life Technologies Corp.*	66	2,684
Luminex Corp.*	78	1,713
Mettler-Toledo International, Inc.*	12	1,843
Pacific Biosciences of California, Inc.*	228	894
PAREXEL International Corp.*	111	2,445
PerkinElmer, Inc.	42	868
Pharmaceutical Product Development, Inc.	39	1,287
Sequenom, Inc.*	123	611
Techne Corp.	12	826
Thermo Fisher Scientific, Inc.*	138	6,937
Waters Corp.*	33	2,644
		34,630
Machinery – 2.3%
3D Systems Corp.*	78	1,269
Actuant Corp., Class A	129	2,903
AGCO Corp.*	36	1,578
Alamo Group, Inc.	42	1,002
Albany International Corp., Class A	120	2,711
Altra Holdings, Inc.*	48	706
American Railcar Industries, Inc.*	18	397
Ampco-Pittsburgh Corp.	39	819
Astec Industries, Inc.*	36	1,197
Barnes Group, Inc.	90	2,094
Blount International, Inc.*	90	1,398
Briggs & Stratton Corp.	228	3,329
Cascade Corp.	39	1,681
Caterpillar, Inc.	213	20,119

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Machinery – (continued)
Chart Industries, Inc.*	54	$3,052
CIRCOR International, Inc.	33	1,149
CLARCOR, Inc.	96	4,653
Colfax Corp.*	48	1,212
Columbus McKinnon Corp.*	36	540
Commercial Vehicle Group, Inc.*	48	529
Crane Co.	18	794
Cummins, Inc.	63	6,263
Deere & Co.	153	11,612
Donaldson Co., Inc.	27	1,729
Douglas Dynamics, Inc.	93	1,397
Dover Corp.	66	3,665
Dynamic Materials Corp.	24	521
Eaton Corp.	123	5,512
EnPro Industries, Inc.*	93	3,203
ESCO Technologies, Inc.	51	1,559
Federal Signal Corp.	117	552
Flow International Corp.*	87	225
Flowserve Corp.	21	1,946
Force Protection, Inc.*	321	1,181
FreightCar America, Inc.*	21	398
Gardner Denver, Inc.	18	1,392
The Gorman-Rupp Co.	33	887
Graco, Inc.	21	902
Graham Corp.	18	415
Greenbrier Cos., Inc.*	45	837
Harsco Corp.	30	692
Hurco Cos., Inc.*	12	313
IDEX Corp.	30	1,064
Illinois Tool Works, Inc.	156	7,585
Ingersoll-Rand PLC	120	3,736
ITT Corp.*	51	2,326
John Bean Technologies Corp.	54	872
Joy Global, Inc.	39	3,401
Kadant, Inc.*	24	520
Kaydon Corp.	60	1,888
Kennametal, Inc.	30	1,167
L.B. Foster Co., Class A	45	1,148
Lincoln Electric Holdings, Inc.	30	1,092
Lindsay Corp.	24	1,394
The Manitowoc Co., Inc.	48	532

	Shares	Value

Machinery – (continued)
Meritor, Inc.*	177	$1,685
Middleby Corp.*	36	3,034
Mueller Industries, Inc.	72	2,912
Mueller Water Products, Inc., Class A	291	800
NACCO Industries, Inc., Class A	24	1,970
Navistar International Corp.*	21	883
NN, Inc.*	78	690
Nordson Corp.	21	974
Oshkosh Corp.*	24	501
PACCAR, Inc.	132	5,707
Pall Corp.	42	2,149
Parker Hannifin Corp.	57	4,648
Pentair, Inc.	36	1,294
PMFG, Inc.*	30	614
RBC Bearings, Inc.*	42	1,701
Robbins & Myers, Inc.	72	3,218
Sauer-Danfoss, Inc.*	30	1,162
Snap-on, Inc.	21	1,127
SPX Corp.	18	983
Stanley Black & Decker, Inc.	60	3,831
Sun Hydraulics Corp.	39	1,122
Tecumseh Products Co., Class A*	39	248
Tennant Co.	33	1,277
Terex Corp.*	39	649
Timken Co.	21	885
Titan International, Inc.	78	1,755
The Toro Co.	57	3,080
Trimas Corp.*	51	994
Trinity Industries, Inc.	30	818
Valmont Industries, Inc.	42	3,602
Wabash National Corp.*	129	890
WABCO Holdings, Inc.*	24	1,205
Wabtec Corp./DE	18	1,209
Watts Water Technologies, Inc., Class A	57	1,795
		184,470
Marine – 0.1%
Alexander & Baldwin, Inc.	78	3,238
Genco Shipping & Trading Ltd.*	141	1,269
Kirby Corp.*	21	1,292
		5,799

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	29

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Media – 2.4%
Arbitron, Inc.	51	$2,026
Belo Corp., Class A	174	1,103
Cablevision Systems Corp., Class A	84	1,215
CBS Corp., Class B	228	5,885
Charter Communications, Inc., Class A*	15	689
Cinemark Holdings, Inc.	399	8,247
Clear Channel Outdoor Holdings, Inc., Class A*	15	165
Comcast Corp., Class A	990	23,109
DG FastChannel, Inc.*	45	839
DIRECTV, Class A*	267	12,138
Discovery Communications, Inc., Class A*	51	2,216
Discovery Communications, Inc., Class C*	45	1,781
DISH Network Corp., Class A*	57	1,378
DreamWorks Animation SKG, Inc., Class A*	129	2,393
E.W. Scripps Co., Class A*	60	500
Entercom Communications Corp., Class A*	120	787
Gannett Co., Inc.	66	772
Harte-Hanks, Inc.	204	1,791
The Interpublic Group of Cos., Inc.	174	1,650
John Wiley & Sons, Inc., Class A	18	856
Journal Communications, Inc., Class A*	186	718
Knology, Inc.*	150	2,150
Lamar Advertising Co., Class A*	21	472
Liberty Global, Inc.*	45	1,727
Liberty Global, Inc., Class A*	51	2,049
Liberty Media Corp. – Liberty Starz, Class A*	15	1,025
LIN TV Corp., Class A*	150	468
Live Nation Entertainment, Inc.*	717	6,733
The Madison Square Garden Co., Class A*	117	3,092
Martha Stewart Living Omnimedia, Class A*	54	209
The McClatchy Co., Class A*	231	363
The McGraw-Hill Cos., Inc.	108	4,590
Meredith Corp.	165	4,427
Morningstar, Inc.	9	531

	Shares	Value

Media – (continued)
The New York Times Co., Class A*	243	$1,852
News Corp., Class A	657	11,511
News Corp., Class B	156	2,785
Omnicom Group, Inc.	102	4,537
ReachLocal, Inc.*	42	420
Regal Entertainment Group, Class A	150	2,166
Rentrak Corp.*	15	205
Scholastic Corp.	102	2,739
Scripps Networks Interactive, Inc., Class A	33	1,402
Sinclair Broadcast Group, Inc., Class A	234	2,242
Sirius XM Radio, Inc.*	1,422	2,545
Time Warner Cable, Inc.	117	7,452
Time Warner, Inc.	378	13,225
Valassis Communications, Inc.*	213	4,160
Viacom, Inc., Class A	3	160
Viacom, Inc., Class B	189	8,288
The Walt Disney Co.	624	21,764
The Washington Post Co., Class B	6	2,041
World Wrestling Entertainment, Inc., Class A	54	568
		188,156
Metals & Mining – 1.3%
A.M. Castle & Co.*	36	493
AK Steel Holding Corp.	495	4,123
Alcoa, Inc.	384	4,132
Allegheny Technologies, Inc.	39	1,810
Allied Nevada Gold Corp.*	30	1,139
AMCOL International Corp.	51	1,540
Carpenter Technology Corp.	84	4,764
Century Aluminum Co.*	294	3,281
Cliffs Natural Resources, Inc.	42	2,865
Coeur d’Alene Mines Corp.*	408	10,433
Commercial Metals Co.	216	2,685
Compass Minerals International, Inc.	15	1,141
Freeport-McMoRan Copper & Gold, Inc.	342	13,769
General Moly, Inc.*	123	423
Globe Specialty Metals, Inc.	99	1,650
Haynes International, Inc.	24	1,404
Hecla Mining Co.*	729	4,571
Horsehead Holding Corp.*	81	703

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Metals & Mining – (continued)
Kaiser Aluminum Corp.	30	$1,394
Materion Corp.*	39	1,031
Metals USA Holdings Corp.*	60	653
Molycorp, Inc.*	21	804
Newmont Mining Corp.	174	11,628
Noranda Aluminum Holding Corp.*	99	917
Nucor Corp.	102	3,854
Olympic Steel, Inc.	18	368
Reliance Steel & Aluminum Co.	21	928
Royal Gold, Inc.	21	1,503
RTI International Metals, Inc.*	57	1,504
Schnitzer Steel Industries, Inc., Class A	111	5,195
Steel Dynamics, Inc.	60	749
Stillwater Mining Co.*	192	2,181
Titanium Metals Corp.	30	503
United States Steel Corp.	51	1,293
Universal Stainless & Alloy*	12	452
Walter Energy, Inc.	18	1,362
Worthington Industries, Inc.	267	4,614
		101,859
Multiline Retail – 0.5%
99 Cents Only Stores*	102	2,224
Big Lots, Inc.*	21	791
The Bon-Ton Stores, Inc.	63	333
Dillard’s, Inc., Class A	9	464
Dollar General Corp.*	36	1,428
Dollar Tree, Inc.*	45	3,598
Family Dollar Stores, Inc.	42	2,462
Fred’s, Inc., Class A	168	2,048
Gordmans Stores, Inc.*	9	126
J.C. Penney Co., Inc.	54	1,732
Kohl’s Corp.	96	5,089
Macy’s, Inc.	120	3,664
Nordstrom, Inc.	48	2,433
Saks, Inc.*	231	2,442
Sears Holdings Corp.*	18	1,407
Target Corp.	171	9,362
Tuesday Morning Corp.*	195	706
		40,309

	Shares	Value

Multi-Utilities – 1.1%
Alliant Energy Corp.	30	$1,223
Ameren Corp.	66	2,104
Avista Corp.	264	6,719
Black Hills Corp.	180	6,068
CenterPoint Energy, Inc.	111	2,313
CH Energy Group, Inc.	69	3,809
CMS Energy Corp.	72	1,499
Consolidated Edison, Inc.	81	4,687
Dominion Resources, Inc.	207	10,680
DTE Energy Co.	48	2,501
Integrys Energy Group, Inc.	21	1,111
MDU Resources Group, Inc.	48	989
NiSource, Inc.	78	1,723
NorthWestern Corp.	162	5,581
NSTAR	36	1,623
OGE Energy Corp.	27	1,397
PG&E Corp.	114	4,891
Public Service Enterprise Group, Inc.	141	4,752
SCANA Corp.	33	1,395
Sempra Energy	63	3,385
TECO Energy, Inc.	57	1,058
Vectren Corp.	366	10,388
Wisconsin Energy Corp.	66	2,140
Xcel Energy, Inc.	135	3,490
		85,526
Office Electronics – 0.1%
Xerox Corp.	393	3,215
Zebra Technologies Corp., Class A*	102	3,645
		6,860
Oil, Gas & Consumable Fuels – 6.4%
Abraxas Petroleum Corp.*	171	667
Alon USA Energy, Inc.	24	182
Alpha Natural Resources, Inc.*	63	1,515
Amyris, Inc.*	39	800
Anadarko Petroleum Corp.	180	14,130
Apache Corp.	138	13,749
Apco Oil and Gas International, Inc.	18	1,494
Approach Resources, Inc.*	39	952
Arch Coal, Inc.	60	1,093
ATP Oil & Gas Corp.*	81	855

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	31

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Berry Petroleum Co., Class A	96	$3,317
Bill Barrett Corp.*	81	3,370
BPZ Resources, Inc.*	198	592
Brigham Exploration Co.*	42	1,529
Cabot Oil & Gas Corp.	39	3,031
Callon Petroleum Co.*	75	353
Carrizo Oil & Gas, Inc.*	66	1,795
Cheniere Energy, Inc.*	138	1,581
Chesapeake Energy Corp.	186	5,230
Chevron Corp.	564	59,248
Cimarex Energy Co.	30	1,920
Clayton Williams Energy, Inc.*	42	2,744
Clean Energy Fuels Corp.*	96	1,135
Cloud Peak Energy, Inc.*	279	6,403
Comstock Resources, Inc.*	90	1,642
Concho Resources, Inc.*	39	3,694
ConocoPhillips	357	24,865
Consol Energy, Inc.	81	3,464
Contango Oil & Gas Co.*	60	3,860
Continental Resources, Inc.*	21	1,274
Crosstex Energy, Inc.	87	1,134
CVR Energy, Inc.*	393	9,731
Delek US Holdings, Inc.	69	999
Delta Petroleum Corp.*	216	484
Denbury Resources, Inc.*	144	2,261
Devon Energy Corp.	141	9,158
El Paso Corp.	279	6,978
Endeavour International Corp.*	72	668
Energen Corp.	27	1,325
Energy Partners Ltd.*	132	1,893
EOG Resources, Inc.	96	8,585
EQT Corp.	54	3,429
Evolution Petroleum Corp.*	39	269
EXCO Resources, Inc.	54	681
Exxon Mobil Corp.	1,365	106,592
Forest Oil Corp.*	42	490
FX Energy, Inc.*	99	586
General Maritime Corp.	2,400	624
GeoResources, Inc.*	39	1,035
Gevo, Inc.*	15	111
GMX Resources, Inc.*	108	270

	Shares	Value

Oil, Gas & Consumable Fuels – (continued)
Goodrich Petroleum Corp.*	51	$808
Green Plains Renewable Energy, Inc.*	105	1,098
Gulfport Energy Corp.*	78	2,429
Harvest Natural Resources, Inc.*	63	672
Hess Corp.	87	5,443
HollyFrontier Corp.	54	1,657
Houston American Energy Corp.	33	517
Hyperdynamics Corp.*	258	1,264
James River Coal Co.*	162	1,677
Kinder Morgan, Inc.	39	1,115
Kodiak Oil & Gas Corp.*	393	2,716
Magnum Hunter Resources Corp.*	237	1,067
Marathon Oil Corp.	198	5,154
McMoRan Exploration Co.*	39	475
Miller Energy Resources, Inc.*	237	680
Murphy Oil Corp.	54	2,990
Newfield Exploration Co.*	48	1,932
Noble Energy, Inc.	63	5,628
Northern Oil and Gas, Inc.*	117	2,828
Oasis Petroleum, Inc.*	27	792
Occidental Petroleum Corp.	294	27,324
Overseas Shipholding Group, Inc.	123	1,535
Patriot Coal Corp.*	171	2,148
Peabody Energy Corp.	99	4,294
Penn Virginia Corp.	207	1,261
Petroleum Development Corp.*	45	1,175
Petroquest Energy, Inc.*	111	809
Pioneer Natural Resources Co.	42	3,524
Plains Exploration & Production Co.*	51	1,607
QEP Resources, Inc.	63	2,240
Quicksilver Resources, Inc.*	225	1,733
Range Resources Corp.	60	4,130
Rentech, Inc.*	414	667
Resolute Energy Corp.*	96	1,248
Rex Energy Corp.*	66	1,022
Rosetta Resources, Inc.*	99	4,390
SandRidge Energy, Inc.*	138	1,057
Ship Finance International Ltd.	192	2,748
SM Energy Co.	24	1,990
Southern Union Co.	33	1,387
Southwestern Energy Co.*	126	5,297
Spectra Energy Corp.	234	6,699
Stone Energy Corp.*	222	5,392

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Sunoco, Inc.	45	$1,675
Swift Energy Co.*	81	2,480
Targa Resources Corp.	60	2,024
Teekay Corp.	78	2,009
Tesoro Corp.*	39	1,012
Toreador Resources Corp.*	240	780
Ultra Petroleum Corp.*	54	1,720
Uranerz Energy Corp.*	96	219
Uranium Energy Corp.*	138	464
USEC, Inc.*	231	485
Vaalco Energy, Inc.*	258	1,757
Valero Energy Corp.	159	3,911
Venoco, Inc.*	54	526
W&T Offshore, Inc.	69	1,359
Warren Resources, Inc.*	132	413
Western Refining, Inc.*	249	3,979
Whiting Petroleum Corp.*	42	1,955
The Williams Cos., Inc.	213	6,413
World Fuel Services Corp.	321	12,792
		494,379
Paper & Forest Products – 0.4%
AbitibiBowater, Inc.*	138	2,346
Buckeye Technologies, Inc.	183	5,533
Clearwater Paper Corp.*	105	3,479
Deltic Timber Corp.	24	1,625
Domtar Corp.	12	983
International Paper Co.	114	3,158
KapStone Paper and Packaging Corp.*	192	3,149
Louisiana-Pacific Corp.*	249	1,656
MeadWestvaco Corp.	48	1,340
Neenah Paper, Inc.	69	1,139
PH Glatfelter Co.	210	3,150
Schweitzer-Mauduit International, Inc.	72	5,062
Verso Paper Corp.*	63	115
Wausau Paper Corp.	225	1,688
		34,423
Personal Products – 0.4%
Avon Products, Inc.	105	1,919
Elizabeth Arden, Inc.*	51	1,748

	Shares	Value

Personal Products – (continued)
The Estee Lauder Cos., Inc., Class A	42	$4,135
Herbalife Ltd.	42	2,619
Inter Parfums, Inc.	30	553
Medifast, Inc.*	69	1,134
Nu Skin Enterprises, Inc., Class A	267	13,493
Prestige Brands Holdings, Inc.*	228	2,412
Revlon, Inc., Class A*	54	795
Schiff Nutrition International, Inc.*	24	293
USANA Health Sciences, Inc.*	36	1,246
		30,347
Pharmaceuticals – 3.4%
Abbott Laboratories	564	30,383
Akorn, Inc.*	123	1,106
Allergan, Inc.	111	9,337
Auxilium Pharmaceuticals, Inc.*	90	1,400
AVANIR Pharmaceuticals, Inc., Class A*	234	700
Bristol-Myers Squibb Co.	621	19,617
Cadence Pharmaceuticals, Inc.*	72	420
Columbia Laboratories, Inc.*	132	334
Corcept Therapeutics, Inc.*	114	361
Depomed, Inc.*	63	282
Durect Corp.*	147	234
Eli Lilly & Co.	276	10,256
Endo Pharmaceuticals Holdings, Inc.*	33	1,066
Forest Laboratories, Inc.*	72	2,254
Hi-Tech Pharmacal Co., Inc.*	45	1,598
Impax Laboratories, Inc.*	123	2,326
ISTA Pharmaceuticals, Inc.*	66	273
Jazz Pharmaceuticals, Inc.*	84	3,273
Johnson & Johnson	990	63,747
KV Pharmaceutical Co., Class A*	591	656
MAP Pharmaceuticals, Inc.*	48	709
The Medicines Co.*	246	4,605
Medicis Pharmaceutical Corp., Class A	120	4,595
Merck & Co., Inc.	861	29,705
Mylan, Inc.*	120	2,348
Nektar Therapeutics*	213	1,154
Obagi Medical Products, Inc.*	36	340
Optimer Pharmaceuticals, Inc.*	78	1,113
Pain Therapeutics, Inc.*	72	320
Par Pharmaceutical Cos., Inc.*	165	5,049

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	33

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Perrigo Co.	30	$2,708
Pfizer, Inc.	2,190	42,179
Questcor Pharmaceuticals, Inc.*	111	4,508
Sagent Pharmaceuticals, Inc.*	60	1,533
Salix Pharmaceuticals Ltd.*	99	3,391
Viropharma, Inc.*	144	2,915
Vivus, Inc.*	168	1,584
Warner Chilcott PLC, Class A*	48	870
Watson Pharmaceuticals, Inc.*	48	3,224
XenoPort, Inc.*	66	403
		262,876
Professional Services – 0.6%
Acacia Research - Acacia Technologies*	123	4,900
The Advisory Board Co.*	30	1,838
CBIZ, Inc.*	198	1,253
CDI Corp.	24	315
The Corporate Executive Board Co.	66	2,415
CoStar Group, Inc.*	48	2,953
CRA International, Inc.*	21	406
The Dolan Co.*	129	1,129
The Dun & Bradstreet Corp.	18	1,203
Equifax, Inc.	45	1,582
Exponent, Inc.*	27	1,301
FTI Consulting, Inc.*	78	3,074
Heidrick & Struggles International, Inc.	33	653
Huron Consulting Group, Inc.*	42	1,512
ICF International, Inc.*	90	2,104
IHS, Inc., Class A*	18	1,512
Insperity, Inc.	45	1,160
Kelly Services, Inc., Class A	54	883
Kforce, Inc.*	75	957
Korn/Ferry International*	87	1,389
Manpower, Inc.	30	1,294
Mistras Group, Inc.*	30	654
Navigant Consulting, Inc.*	237	2,685
Nielsen Holdings N.V.*	27	792
Odyssey Marine Exploration, Inc.*	138	393
On Assignment, Inc.*	69	745
Resources Connection, Inc.	84	932
Robert Half International, Inc.	54	1,427

	Shares	Value

Professional Services – (continued)
Towers Watson & Co., Class A	15	$986
TrueBlue, Inc.*	81	1,071
Verisk Analytics, Inc., Class A*	45	1,582
		45,100
Real Estate Investment Trusts (REITs) – 4.7%
Acadia Realty Trust	75	1,554
Agree Realty Corp.	45	1,076
Alexander’s, Inc.	6	2,602
Alexandria Real Estate Equities, Inc.	21	1,388
American Assets Trust, Inc.	57	1,155
American Campus Communities, Inc.	132	5,139
American Capital Agency Corp.	123	3,384
Annaly Capital Management, Inc.	381	6,420
Anworth Mortgage Asset Corp.	600	3,870
Apartment Investment & Management Co., Class A	45	1,110
Apollo Commercial Real Estate Finance, Inc.	93	1,303
ARMOUR Residential REIT, Inc.	348	2,488
Ashford Hospitality Trust, Inc.	309	2,750
Associated Estates Realty Corp.	189	3,209
AvalonBay Communities, Inc.	33	4,412
BioMed Realty Trust, Inc.	246	4,455
Boston Properties, Inc.	54	5,345
Brandywine Realty Trust	609	5,548
BRE Properties, Inc.	27	1,353
Camden Property Trust	27	1,637
Campus Crest Communities, Inc.	57	652
CapLease, Inc.	306	1,196
Capstead Mortgage Corp.	384	4,654
CBL & Associates Properties, Inc.	264	4,060
Cedar Shopping Centers, Inc.	96	352
Chatham Lodging Trust	24	270
Chesapeake Lodging Trust	60	896
Chimera Investment Corp.	600	1,806
Cogdell Spencer, Inc.	93	376
Colonial Properties Trust	165	3,346
Colony Financial, Inc.	150	2,201
CommonWealth REIT	378	7,314
Coresite Realty Corp.	90	1,499
Corporate Office Properties Trust	135	3,274
Cousins Properties, Inc.	381	2,499

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
CreXus Investment Corp.	303	$2,897
CubeSmart	165	1,619
CYS Investments, Inc.	378	4,793
DCT Industrial Trust, Inc.	462	2,292
DDR Corp.	81	1,038
DiamondRock Hospitality Co.	315	2,851
Digital Realty Trust, Inc.	36	2,244
Douglas Emmett, Inc.	240	4,680
Duke Realty Corp.	90	1,105
DuPont Fabros Technology, Inc.	117	2,432
EastGroup Properties, Inc.	51	2,224
Education Realty Trust, Inc.	135	1,249
Entertainment Properties Trust	87	3,898
Equity Lifestyle Properties, Inc.	72	4,761
Equity One, Inc.	114	1,955
Equity Residential	108	6,337
Essex Property Trust, Inc.	12	1,713
Extra Space Storage, Inc.	177	3,988
Federal Realty Investment Trust	24	2,130
FelCor Lodging Trust, Inc.*	234	704
First Industrial Realty Trust, Inc.*	150	1,478
First Potomac Realty Trust	93	1,322
Franklin Street Properties Corp.	138	1,753
General Growth Properties, Inc.	138	2,029
Getty Realty Corp.	51	813
Glimcher Realty Trust	201	1,841
Government Properties Income Trust	69	1,624
Hatteras Financial Corp.	342	8,788
HCP, Inc.	147	5,858
Health Care REIT, Inc.	63	3,319
Healthcare Realty Trust, Inc.	147	2,777
Hersha Hospitality Trust	279	1,230
Highwoods Properties, Inc.	135	4,182
Home Properties, Inc.	78	4,594
Hospitality Properties Trust	45	1,081
Host Hotels & Resorts, Inc.	255	3,639
Hudson Pacific Properties, Inc.	45	601
Inland Real Estate Corp.	144	1,080
Invesco Mortgage Capital, Inc.	525	8,285
Investors Real Estate Trust	150	1,112
iStar Financial, Inc.*	162	1,100

	Shares	Value

Real Estate Investment Trusts (REITs) – (continued)
Kilroy Realty Corp.	111	$4,073
Kimco Realty Corp.	147	2,568
Kite Realty Group Trust	111	458
LaSalle Hotel Properties	159	3,802
Lexington Realty Trust	258	2,028
Liberty Property Trust	42	1,344
LTC Properties, Inc.	57	1,617
The Macerich Co.	48	2,388
Mack-Cali Realty Corp.	33	926
Medical Properties Trust, Inc.	207	2,091
MFA Financial, Inc.	1,617	10,914
Mid-America Apartment Communities, Inc.	69	4,306
Monmouth Real Estate Investment Corp., Class A	60	504
National Health Investors, Inc.	45	2,011
National Retail Properties, Inc.	177	4,823
NorthStar Realty Finance Corp.	435	1,718
Omega Healthcare Investors, Inc.	192	3,410
One Liberty Properties, Inc.	21	341
Parkway Properties, Inc.	99	1,272
Pebblebrook Hotel Trust	96	1,827
Pennsylvania Real Estate Investment Trust	252	2,586
PennyMac Mortgage Investment Trust	126	2,155
Piedmont Office Realty Trust, Inc., Class A	63	1,070
Plum Creek Timber Co., Inc.	60	2,260
Post Properties, Inc.	96	3,944
Potlatch Corp.	75	2,436
ProLogis, Inc.	165	4,910
PS Business Parks, Inc.	36	1,916
Public Storage	51	6,582
RAIT Financial Trust	72	374
Ramco-Gershenson Properties Trust	72	695
Rayonier, Inc.	45	1,878
Realty Income Corp.	45	1,503
Redwood Trust, Inc.	321	3,730
Regency Centers Corp.	33	1,352
Resource Capital Corp.	339	1,820
Retail Opportunity Investments Corp.	78	889
Saul Centers, Inc.	15	538
Senior Housing Properties Trust	54	1,212

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	35

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Simon Property Group, Inc.	105	$13,485
SL Green Realty Corp.	30	2,070
Sovran Self Storage, Inc.	51	2,254
Starwood Property Trust, Inc.	423	7,948
Strategic Hotels & Resorts, Inc.*	279	1,588
Summit Hotel Properties, Inc.	51	412
Sun Communities, Inc.	36	1,371
Sunstone Hotel Investors, Inc.*	222	1,543
Tanger Factory Outlet Centers	162	4,562
Taubman Centers, Inc.	21	1,286
Two Harbors Investment Corp.	636	5,947
UDR, Inc.	81	2,019
Universal Health Realty Income Trust	21	797
Urstadt Biddle Properties, Inc., Class A	39	696
Ventas, Inc.	96	5,339
Vornado Realty Trust	66	5,465
Washington Real Estate Investment Trust	123	3,562
Weingarten Realty Investors	42	975
Weyerhaeuser Co.	192	3,452
Winthrop Realty Trust	48	434
		367,485
Real Estate Management & Development – 0.1%
Avatar Holdings, Inc.*	18	171
CBRE Group, Inc.*	105	1,867
Forest City Enterprises, Inc., Class A*	48	657
Forestar Group, Inc.*	66	858
Jones Lang LaSalle, Inc.	15	969
Kennedy-Wilson Holdings, Inc.	54	671
The St. Joe Co.*	171	2,453
Tejon Ranch Co.*	27	702
		8,348
Road & Rail – 1.1%
Amerco, Inc.*	27	2,044
Arkansas Best Corp.	48	989
Avis Budget Group, Inc.*	198	2,792
Celadon Group, Inc.	42	462
Con-way, Inc.	102	3,006
CSX Corp.	396	8,795
Dollar Thrifty Automotive Group, Inc.*	75	4,578
Genesee & Wyoming, Inc., Class A*	75	4,441

	Shares	Value

Road & Rail – (continued)
Heartland Express, Inc.	105	$1,408
Hertz Global Holdings, Inc.*	87	1,009
J.B. Hunt Transport Services, Inc.	36	1,523
Kansas City Southern*	39	2,464
Knight Transportation, Inc.	108	1,642
Landstar System, Inc.	90	4,017
Marten Transport Ltd.	30	531
Norfolk Southern Corp.	126	9,323
Old Dominion Freight Line, Inc.*	102	3,730
Quality Distribution, Inc.*	30	338
RailAmerica, Inc.*	39	533
Roadrunner Transportation Systems, Inc.*	21	350
Ryder System, Inc.	231	11,767
Saia, Inc.*	30	401
Swift Transportation Co.*	150	1,335
Union Pacific Corp.	177	17,624
Werner Enterprises, Inc.	96	2,275
Zipcar, Inc.*	15	307
		87,684
Semiconductors & Semiconductor Equipment – 3.1%
Advanced Energy Industries, Inc.*	177	1,653
Advanced Micro Devices, Inc.*	207	1,207
Altera Corp.	117	4,437
Amkor Technology, Inc.*	492	2,381
Amtech Systems, Inc.*	42	429
Anadigics, Inc.*	126	331
Analog Devices, Inc.	108	3,950
Applied Materials, Inc.	369	4,546
Applied Micro Circuits Corp.*	120	809
Atmel Corp.*	156	1,647
ATMI, Inc.*	60	1,224
Broadcom Corp., Class A*	177	6,388
Brooks Automation, Inc.	300	3,135
Cabot Microelectronics Corp.*	45	1,733
Cavium, Inc.*	90	2,942
Ceva, Inc.*	45	1,398
Cirrus Logic, Inc.*	297	4,942
Cohu, Inc.	102	1,131
Cree, Inc.*	39	1,039
Cymer, Inc.*	54	2,346
Cypress Semiconductor Corp.*	63	1,204

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Diodes, Inc.*	66	$1,476
Entegris, Inc.*	609	5,457
Entropic Communications, Inc.*	390	2,270
Exar Corp.*	72	440
Fairchild Semiconductor International, Inc.*	579	8,668
Formfactor, Inc.*	96	574
GSI Technology, Inc.*	36	176
GT Advanced Technologies, Inc.*	573	4,699
Hittite Microwave Corp.*	54	2,840
Inphi Corp.*	39	431
Integrated Device Technology, Inc.*	273	1,660
Integrated Silicon Solution, Inc.*	123	1,133
Intel Corp.	1,473	36,148
International Rectifier Corp.*	132	3,206
Intersil Corp., Class A	234	2,801
IXYS Corp.*	48	656
KLA-Tencor Corp.	48	2,260
Kopin Corp.*	126	510
Kulicke & Soffa Industries, Inc.*	330	3,185
Lam Research Corp.*	36	1,548
Lattice Semiconductor Corp.*	537	3,399
Linear Technology Corp.	75	2,423
LSI Corp.*	207	1,294
LTX-Credence Corp.*	225	1,424
Marvell Technology Group Ltd.*	144	2,015
Maxim Integrated Products, Inc.	105	2,747
MaxLinear, Inc., Class A*	33	192
MEMC Electronic Materials, Inc.*	63	377
Micrel, Inc.	96	1,058
Microchip Technology, Inc.	69	2,495
Micron Technology, Inc.*	243	1,358
Microsemi Corp.*	162	2,991
Mindspeed Technologies, Inc.*	66	367
MIPS Technologies, Inc.*	96	527
MKS Instruments, Inc.	237	6,314
Monolithic Power Systems, Inc.*	63	785
MoSys, Inc.*	66	255
Nanometrics, Inc.*	96	1,620
Netlogic Microsystems, Inc.*	129	6,347
Novellus Systems, Inc.*	21	726
NVE Corp.*	9	495

	Shares	Value

Semiconductors & Semiconductor Equipment – (continued)
NVIDIA Corp.*	216	$3,197
Omnivision Technologies, Inc.*	111	1,810
ON Semiconductor Corp.*	123	931
Pericom Semiconductor Corp.*	48	408
Photronics, Inc.*	267	1,674
PMC - Sierra, Inc.*	1,059	6,714
Power Integrations, Inc.	54	1,924
Rambus, Inc.*	195	3,457
RF Micro Devices, Inc.*	519	3,809
Rubicon Technology, Inc.*	78	813
Rudolph Technologies, Inc.*	144	1,061
Semtech Corp.*	123	3,004
Sigma Designs, Inc.*	144	1,201
Silicon Image, Inc.*	153	985
Silicon Laboratories, Inc.*	84	3,591
Skyworks Solutions, Inc.*	66	1,307
Spansion, Inc., Class A*	93	957
Standard Microsystems Corp.*	42	1,040
STR Holdings, Inc.*	192	1,642
SunPower Corp., Class A*	117	1,172
SunPower Corp., Class B*	75	709
Supertex, Inc.*	21	388
Teradyne, Inc.*	54	773
Tessera Technologies, Inc.*	231	3,181
Texas Instruments, Inc.	417	12,815
TriQuint Semiconductor, Inc.*	309	1,644
Ultra Clean Holdings, Inc.*	102	559
Ultratech, Inc.*	48	1,046
Varian Semiconductor Equipment Associates, Inc.*	27	1,695
Veeco Instruments, Inc.*	222	5,925
Volterra Semiconductor Corp.*	45	1,067
Xilinx, Inc.	96	3,212
		241,930
Software – 3.5%
Accelrys, Inc.*	105	696
ACI Worldwide, Inc.*	63	1,932
Activision Blizzard, Inc.	117	1,567
Actuate Corp.*	90	585
Adobe Systems, Inc.*	180	5,294
Advent Software, Inc.*	63	1,726
ANSYS, Inc.*	33	1,794

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	37

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Software – (continued)
Ariba, Inc.*	36	$1,140
Aspen Technology, Inc.*	177	3,069
Autodesk, Inc.*	84	2,906
Blackbaud, Inc.	84	2,355
Bottomline Technologies, Inc.*	63	1,530
BroadSoft, Inc.*	42	1,512
CA, Inc.	147	3,184
Cadence Design Systems, Inc.*	507	5,612
Callidus Software, Inc.*	63	357
Citrix Systems, Inc.*	69	5,025
CommVault Systems, Inc.*	78	3,321
Compuware Corp.*	411	3,473
Concur Technologies, Inc.*	18	837
Convio, Inc.*	21	201
DemandTec, Inc.*	54	408
Digimarc Corp.*	12	321
Ebix, Inc.*	63	1,078
Electronic Arts, Inc.*	120	2,802
EPIQ Systems, Inc.	60	856
Factset Research Systems, Inc.	15	1,491
Fair Isaac Corp.	72	1,969
FalconStor Software, Inc.*	63	214
Fortinet, Inc.*	42	969
Glu Mobile, Inc.*	78	236
Informatica Corp.*	39	1,775
Interactive Intelligence Group*	27	749
Intuit, Inc.	102	5,474
JDA Software Group, Inc.*	78	2,486
Kenexa Corp.*	45	1,029
Magma Design Automation, Inc.*	117	618
Manhattan Associates, Inc.*	39	1,652
Mentor Graphics Corp.*	177	2,011
MICROS Systems, Inc.*	30	1,477
Microsoft Corp.	2,706	72,060
MicroStrategy, Inc., Class A*	15	1,977
Monotype Imaging Holdings, Inc.*	66	896
Motricity, Inc.*	375	660
Netscout Systems, Inc.*	66	1,082
NetSuite, Inc.*	54	2,054
Nuance Communications, Inc.*	84	2,224
Opnet Technologies, Inc.	27	1,181

	Shares	Value

Software – (continued)
Oracle Corp.	1,410	$46,205
Parametric Technology Corp.*	42	875
Pegasystems, Inc.	30	1,134
Progress Software Corp.*	126	2,654
PROS Holdings, Inc.*	39	619
QLIK Technologies, Inc.*	141	4,028
Quest Software, Inc.*	111	1,952
RealD, Inc.*	75	838
RealPage, Inc.*	60	1,581
Red Hat, Inc.*	69	3,426
Rosetta Stone, Inc.*	24	238
Rovi Corp.*	39	1,932
S1 Corp.*	68	662
Salesforce.com, Inc.*	45	5,993
Seachange International, Inc.*	54	456
SolarWinds, Inc.*	108	3,117
Solera Holdings, Inc.	27	1,475
Sourcefire, Inc.*	54	1,488
SS&C Technologies Holdings, Inc.*	63	999
SuccessFactors, Inc.*	156	4,165
Symantec Corp.*	273	4,644
Synchronoss Technologies, Inc.*	57	1,713
Synopsys, Inc.*	54	1,448
Take-Two Interactive Software, Inc.*	162	2,556
Taleo Corp., Class A*	78	2,527
TeleCommunication Systems, Inc., Class A*	93	307
TeleNav, Inc.*	96	823
THQ, Inc.*	282	601
TIBCO Software, Inc.*	60	1,733
TiVo, Inc.*	228	2,469
Tyler Technologies, Inc.*	60	1,894
Ultimate Software Group, Inc.*	48	2,889
VASCO Data Security International, Inc.*	51	421
Verint Systems, Inc.*	42	1,252
VirnetX Holding Corp.*	78	1,681
VMware, Inc., Class A*	30	2,933
Wave Systems Corp., Class A*	156	407
Websense, Inc.*	75	1,338
		273,338

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Specialty Retail – 3.3%
Aaron’s, Inc.	132	$3,532
Abercrombie & Fitch Co., Class A	33	2,455
Advance Auto Parts, Inc.	27	1,757
Aeropostale, Inc.*	366	5,000
American Eagle Outfitters, Inc.	54	709
America’s Car-Mart, Inc.*	45	1,502
ANN, Inc.*	96	2,557
Asbury Automotive Group, Inc.*	147	2,742
Ascena Retail Group, Inc.*	291	8,410
AutoNation, Inc.*	18	701
AutoZone, Inc.*	9	2,912
Barnes & Noble, Inc.	186	2,282
Bebe Stores, Inc.	69	495
Bed Bath & Beyond, Inc.*	90	5,566
Best Buy Co., Inc.	84	2,203
Big 5 Sporting Goods Corp.	87	673
Body Central Corp.*	24	504
Brown Shoe Co., Inc.	201	1,791
The Buckle, Inc.	51	2,273
Cabela’s, Inc.*	222	5,532
CarMax, Inc.*	81	2,435
Casual Male Retail Group, Inc.*	195	809
The Cato Corp., Class A	126	3,229
Charming Shoppes, Inc.*	198	687
Chico’s FAS, Inc.	801	9,900
The Childrens Place Retail Stores, Inc.*	48	2,254
Christopher & Banks Corp.	147	490
Citi Trends, Inc.*	66	818
Collective Brands, Inc.*	279	4,076
Cost Plus, Inc.*	30	237
Destination Maternity Corp.	60	994
Dick’s Sporting Goods, Inc.*	36	1,407
DSW, Inc., Class A	48	2,512
Express, Inc.	258	5,828
The Finish Line, Inc., Class A	240	4,824
Foot Locker, Inc.	45	984
GameStop Corp., Class A*	39	997
The Gap, Inc.	99	1,871
Genesco, Inc.*	108	6,366
GNC Holdings, Inc., Class A*	42	1,040
Group 1 Automotive, Inc.	108	4,920

	Shares	Value

Specialty Retail – (continued)
Guess?, Inc.	18	$594
Haverty Furniture Cos, Inc.	36	418
hhgregg, Inc.*	102	1,301
Hibbett Sports, Inc.*	51	2,101
Home Depot, Inc.	579	20,728
HOT Topic, Inc.	81	612
JOS A Bank Clothiers, Inc.*	51	2,725
Kirkland’s, Inc.*	75	843
Lithia Motors, Inc., Class A	102	2,098
Lowe’s Cos., Inc.	471	9,900
Ltd. Brands, Inc.	96	4,100
Lumber Liquidators Holdings, Inc.*	45	674
MarineMax, Inc.*	45	366
The Men’s Wearhouse, Inc.	234	7,226
Monro Muffler Brake, Inc.	57	2,114
Office Depot, Inc.*	519	1,189
OfficeMax, Inc.*	390	1,997
O’Reilly Automotive, Inc.*	48	3,650
Pacific Sunwear of California, Inc.*	297	371
Penske Automotive Group, Inc.	204	4,160
PEP Boys-Manny Moe & Jack	237	2,726
PetSmart, Inc.	42	1,972
Pier 1 Imports, Inc.*	219	2,740
RadioShack Corp.	453	5,395
Rent-A-Center, Inc.	279	9,528
Ross Stores, Inc.	33	2,895
Rue21, Inc.*	30	799
Sally Beauty Holdings, Inc.*	438	8,405
Select Comfort Corp.*	105	2,181
Shoe Carnival, Inc.*	45	1,228
Sonic Automotive, Inc., Class A	165	2,421
Stage Stores, Inc.	159	2,485
Staples, Inc.	258	3,860
Stein Mart, Inc.	126	914
Systemax, Inc.*	51	772
Talbots, Inc.*	129	339
Tiffany & Co.	45	3,588
TJX Cos., Inc.	141	8,309
Tractor Supply Co.	27	1,915
Ulta Salon Cosmetics & Fragrance, Inc.*	18	1,211
Urban Outfitters, Inc.*	45	1,226
Vitamin Shoppe, Inc.*	51	1,923

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	39

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Specialty Retail – (continued)
West Marine, Inc.*	69	$627
The Wet Seal, Inc., Class A*	192	804
Williams-Sonoma, Inc.	33	1,239
Zumiez, Inc.*	39	887
		247,830
Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc.*	96	3,657
Coach, Inc.	105	6,832
Columbia Sportswear Co.	27	1,451
Deckers Outdoor Corp.*	15	1,729
Fossil, Inc.*	18	1,866
G-III Apparel Group Ltd.*	72	2,030
Hanesbrands, Inc.*	27	712
Iconix Brand Group, Inc.*	138	2,477
The Jones Group, Inc.	390	4,356
Kenneth Cole Productions, Inc., Class A*	21	226
K-Swiss, Inc., Class A*	51	230
Liz Claiborne, Inc.*	432	3,460
Maidenform Brands, Inc.*	45	1,106
Movado Group, Inc.	33	552
NIKE, Inc., Class B	135	13,006
Oxford Industries, Inc.	27	1,067
Perry Ellis International, Inc.*	63	1,581
PVH Corp.	21	1,563
Quiksilver, Inc.*	249	834
Ralph Lauren Corp.	21	3,335
Skechers U.S.A., Inc., Class A*	117	1,668
Steven Madden Ltd.*	72	2,657
True Religion Apparel, Inc.*	48	1,628
Under Armour, Inc., Class A*	15	1,266
Unifi, Inc.*	72	558
Vera Bradley, Inc.*	45	2,039
VF Corp.	24	3,317
The Warnaco Group, Inc. *	15	737
Wolverine World Wide, Inc.	93	3,527
		69,467
Thrifts & Mortgage Finance – 0.6%
Astoria Financial Corp.	567	4,706
Beneficial Mutual Bancorp, Inc.*	69	566

	Shares	Value

Thrifts & Mortgage Finance – (continued)
Berkshire Hills Bancorp, Inc.	96	$1,922
Brookline Bancorp, Inc.	111	928
Capitol Federal Financial, Inc.	315	3,493
Dime Community Bancshares, Inc.	144	1,716
First Niagara Financial Group, Inc.	81	744
Flagstar Bancorp, Inc.*	360	281
Flushing Financial Corp.	144	1,765
Fox Chase Bancorp, Inc.	27	342
Hudson City Bancorp, Inc.	132	825
MGIC Investment Corp.*	348	926
New York Community Bancorp, Inc.	120	1,597
Northwest Bancshares, Inc.	195	2,432
Ocwen Financial Corp.*	336	4,873
Oritani Financial Corp.	99	1,283
People’s United Financial, Inc.	135	1,721
The PMI Group, Inc. * ^	285	88
Provident Financial Services, Inc.	258	3,341
Provident New York Bancorp	72	500
Radian Group, Inc.	429	1,008
Rockville Financial, Inc.	24	241
TFS Financial Corp.*	33	304
Trustco Bank Corp. NY	420	2,083
United Financial Bancorp, Inc./MD	30	484
ViewPoint Financial Group	30	386
Walker & Dunlop, Inc.*	21	267
Washington Federal, Inc.	501	6,840
Westfield Financial, Inc.	51	363
WSFS Financial Corp.	15	596
		46,621
Tobacco – 1.1%
Alliance One International, Inc.*	399	1,065
Altria Group, Inc.	756	20,828
Lorillard, Inc.	51	5,644
Philip Morris International, Inc.	636	44,437
Reynolds American, Inc.	123	4,758
Star Scientific, Inc.*	216	626
Universal Corp.	108	4,625
Vector Group Ltd.	171	3,004
		84,987
Trading Companies & Distributors – 0.6%
Aceto Corp.	129	818
Aircastle Ltd.	225	2,729

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Trading Companies & Distributors – (continued)
Applied Industrial Technologies, Inc.	177	$5,951
Beacon Roofing Supply, Inc.*	87	1,603
CAI International, Inc.*	24	375
DXP Enterprises, Inc.*	18	450
Fastenal Co.	108	4,114
GATX Corp.	87	3,304
H&E Equipment Services, Inc.*	57	625
Houston Wire & Cable Co.	30	383
Interline Brands, Inc.*	63	939
Kaman Corp.	48	1,596
MSC Industrial Direct Co., Class A	18	1,224
RSC Holdings, Inc.*	117	1,142
Rush Enterprises, Inc., Class A*	51	984
TAL International Group, Inc.	105	2,922
Textainer Group Holdings Ltd.	81	2,223
Titan Machinery, Inc.*	33	770
United Rentals, Inc.*	117	2,739
W.W. Grainger, Inc.	21	3,598
Watsco, Inc.	48	2,960
WESCO International, Inc.*	81	3,925
		45,374
Water Utilities – 0.1%
American States Water Co.	36	1,258
American Water Works Co., Inc.	48	1,465
Aqua America, Inc.	48	1,065
California Water Service Group	78	1,448
Middlesex Water Co.	30	569
SJW Corp.	24	559
		6,364
Wireless Telecommunication Services – 0.3%
American Tower Corp., Class A*	144	7,934
Clearwire Corp., Class A*	393	755
Crown Castle International Corp.*	87	3,598
Leap Wireless International, Inc.*	396	2,752
MetroPCS Communications, Inc.*	90	765
NTELOS Holdings, Corp.*	132	2,511
SBA Communications Corp., Class A*	42	1,600
Shenandoah Telecommunications Co.	45	610
Sprint Nextel Corp.*	561	1,442
Telephone & Data Systems, Inc.	12	278

	Shares	Value

Wireless Telecommunication Services – (continued)
Telephone & Data Systems, Inc., Special Shares	12	$251
United States Cellular Corp.*	6	239
USA Mobility, Inc.	102	1,333
		24,068
Total Common Stocks (Cost $7,055,967)		7,518,811
	Principal Amount
U.S. GOVERNMENT & AGENCY SECURITY – 0.3%
U.S. Treasury Bill 0.05%, due 05/03/12(a) (b)	$20,000	19,994
Total U.S. Government & Agency Security (Cost $19,998)		19,994
Total Investment Securities (Cost $7,075,965) — 97.1%		7,538,805
Other assets less liabilities — 2.9%		221,725
NET ASSETS — 100.0%		$7,760,530

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2011, the value of these securities amounted to $91 or 0.00% of net assets.

‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.

(a)	Zero coupon security. Rate disclosed is yield as of October 31, 2011.

(b)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

Classifications shown on the Schedule of Investments are unaudited.

Abbreviation:

REIT – Real Estate Investment Trust

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$511,470
Aggregate gross unrealized depreciation	(48,630)
Net unrealized appreciation	$462,840
Federal income tax cost of investments	$7,075,965

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	41

FlexSharesSM Morningstar US Market Factor Tilt Index Fund (cont.)

Investment in a company which was affiliated for the period ending October 31, 2011, was as follows:

Security	Value September 16, 2011	Purchases at Cost	Sales at Cost	Value October 31, 2011	Dividend Income	Realized Gain (Loss)
Northern Trust Corp.	$—	$2,861	$—	$3,157	$—	$—

Futures Contracts Purchased

FlexSharesSM Morningstar US Market Factor Tilt Index had the following open long futures contracts as of October 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	2	12/16/11	$124,930	$8,738
Mini Russell 2000® Futures Contract	1	12/16/11	73,930	9,128
				$17,866

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund

	Shares	Value

COMMON STOCKS – 99.4%
Chemicals – 25.0%
Agrium, Inc.	19,293	$1,596,274
CF Industries Holdings, Inc.	8,673	1,407,368
Incitec Pivot Ltd.	197,650	733,939
Intrepid Potash, Inc.*	5,192	144,493
Israel Chemicals Ltd.	52,805	637,607
K+S AG	17,110	1,097,672
Monsanto Co.	65,785	4,785,859
The Mosaic Co.	19,057	1,115,978
Potash Corp. of Saskatchewan, Inc.	114,283	5,428,513
The Scotts Miracle-Gro Co., Class A	6,018	291,933
Sociedad Quimica y Minera de Chile S.A. (ADR)	11,446	669,591
Syngenta AG*	12,095	3,729,338
Uralkali OJSC (GDR)	72,747	3,157,220
Yara International ASA	21,122	1,015,796
		25,811,581
Containers & Packaging – 0.3%
Sonoco Products Co.	8,378	262,985
Food Products – 7.7%
Archer-Daniels-Midland Co.	77,880	2,253,847
Bunge Ltd.	18,526	1,144,351
Chaoda Modern Agriculture Holdings Ltd.^	30,000	4,250
China Agri-Industries Holdings Ltd.	236,000	191,475
Cosan S.A. Industria e Comercio	17,700	279,727
Golden Agri-Resources Ltd.	826,000	428,937
IOI Corp. Bhd	472,000	807,692
Kuala Lumpur Kepong Bhd	64,900	445,500
Nutreco N.V.	4,366	293,523
PPB Group Bhd	64,900	360,885
Suedzucker AG	7,316	216,281
Viterra, Inc.	46,551	480,859
Wilmar International Ltd.	236,000	1,031,333
		7,938,660
Machinery – 0.3%
Kurita Water Industries Ltd.	11,800	330,657
Metals & Mining – 25.7%
Agnico-Eagle Mines Ltd.	4,493	195,598

	Shares	Value

Metals & Mining – (continued)
Alcoa, Inc.	43,188	$464,703
Anglo American Platinum Ltd.	3,009	218,897
Anglo American PLC	50,563	1,871,811
AngloGold Ashanti Ltd.	16,343	741,970
Antofagasta PLC	15,458	291,175
Barrick Gold Corp.	40,533	2,008,184
BHP Billiton Ltd.	121,481	4,871,862
Cia de Minas Buenaventura S.A. (ADR)	5,900	241,487
Cliffs Natural Resources, Inc.	5,428	370,298
Eldorado Gold Corp.	21,004	396,078
First Quantum Minerals Ltd.	13,157	276,983
Freeport-McMoRan Copper & Gold, Inc.	38,055	1,532,094
Gold Fields Ltd.	29,559	513,581
Goldcorp, Inc.	30,857	1,506,735
Grupo Mexico SAB de CV	153,400	430,313
Impala Platinum Holdings Ltd.	19,529	453,719
Kinross Gold Corp.	49,737	711,566
MMC Norilsk Nickel OJSC (ADR)	4,484	87,752
Newcrest Mining Ltd.	31,034	1,103,664
Newmont Mining Corp.	21,240	1,419,469
Randgold Resources Ltd.	4,130	452,971
Rio Tinto PLC	56,876	3,107,550
Southern Copper Corp.	8,614	264,278
Sumitomo Metal Mining Co. Ltd.	22,000	310,074
Teck Resources Ltd., Class B	17,641	709,725
United Co. RUSAL PLC*	354,000	328,242
Xstrata PLC	71,331	1,203,740
Yamana Gold, Inc.	34,397	515,306
		26,599,825
Multi-Utilities – 1.0%
ACEA S.p.A.	9,912	76,039
Suez Environnement Co.	28,143	445,335
Veolia Environnement S.A.	34,869	499,727
		1,021,101
Oil, Gas & Consumable Fuels – 32.1%
Anadarko Petroleum Corp.	9,204	722,514
Apache Corp.	6,313	628,964
BG Group PLC	54,457	1,192,351
BP PLC	316,004	2,351,386

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	43

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value

COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Canadian Natural Resources Ltd.	17,523	$620,296
Chevron Corp.	36,403	3,824,135
CNOOC Ltd.	354,000	695,691
ConocoPhillips	24,249	1,688,943
Devon Energy Corp.	7,257	471,342
Encana Corp.	13,275	288,956
ENI S.p.A.	45,371	1,011,903
EOG Resources, Inc.	4,484	401,004
Exxon Mobil Corp.	73,514	5,740,707
Gazprom OAO (ADR)	170,451	1,989,163
Hess Corp.	5,192	324,812
Lukoil OAO (ADR)	8,260	480,732
Marathon Oil Corp.	11,623	302,547
Occidental Petroleum Corp.	13,865	1,288,613
OGX Petroleo e Gas Participacoes S.A.*	23,600	200,347
PetroChina Co. Ltd., Class H	472,000	623,660
Petroleo Brasileiro S.A. (ADR)	40,238	1,017,619
Repsol YPF S.A.	12,095	369,455
Royal Dutch Shell PLC, Class A	65,726	2,349,621
Sasol Ltd.	9,912	449,351
Statoil ASA	18,054	465,227
Suncor Energy, Inc.	26,078	833,603
Talisman Energy, Inc.	16,815	239,380
Total S.A.	35,990	1,898,270
Tullow Oil PLC	15,576	352,731
Woodside Petroleum Ltd.	9,676	375,316
		33,198,639
Paper & Forest Products – 2.6%
Domtar Corp.	3,186	260,965
Duratex S.A.	23,600	131,382
International Paper Co.	29,441	815,515
Louisiana-Pacific Corp.*	10,561	70,231
Meadwestvaco Corp.	12,626	352,392
OJI Paper Co. Ltd.	59,000	295,095
Stora Enso Oyj	43,896	281,518
UPM-Kymmene Oyj	37,288	441,039
		2,648,137
Real Estate Investment Trusts (REITs) – 1.5%
Plum Creek Timber Co., Inc.	11,623	437,722

	Shares	Value

Real Estate Investment Trusts (REITs) – (continued)
Potlatch Corp.	2,537	$82,402
Rayonier, Inc.	8,024	334,842
Weyerhaeuser Co.	35,931	646,039
		1,501,005
Water Utilities – 3.2%
American States Water Co.	2,065	72,151
American Water Works Co., Inc.	18,172	554,791
Aqua America, Inc.	14,809	328,612
California Water Service Group	4,720	87,650
CIA Saneamento Basico de Sao Paolo (ADR)	8,791	477,000
Pennon Group PLC	39,589	444,429
Severn Trent PLC	26,314	643,897
United Utilities Group PLC	76,759	751,434
		3,359,964
Total Common Stocks (Cost $93,380,574)		102,672,554

Total Investment Securities – 99.4% (Cost $93,380,574)		102,672,554
Other Assets less Liabilities – 0.6%		595,470
NET ASSETS – 100.0%		$103,268,024

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2011, the value of these securities amounted to $4,250 or 0.00% of net assets.

Percentages shown are based on Net Assets.

Classifications shown on the Schedule of Investments are unaudited.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REIT – Real Estate Investment Trust

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,456,590
Aggregate gross unrealized depreciation	(164,610)
Net unrealized appreciation	$9,291,980
Federal income tax cost of investments	$93,380,574

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES ANNUAL REPORT

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts Purchased

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of October 31, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500® Futures Contracts	2	12/16/11	$124,930	$7,450
FTSE 100® Index Futures Contracts	2	12/16/11	178,794	5,610
S&P Toronto Stock Exchange 60® Index Futures Contract	1	12/15/11	140,287	6,118
SPI 200® Index Futures Contract	1	12/15/11	113,628	1,105
				$20,283

Cash collateral in the amount of $233,668 was pledged to cover margin requirements for open futures contracts as of October 31, 2011.

Forward Foreign Currency Contracts

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of October 31, 2011:

Contracts to Deliver	Counterparty	In Exchange For	Delivery Date	Unrealized Depreciation
GBP 189,925	UBS AG	USD 300,000	12/21/11	$(6,410)

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in the following countries as of October 31, 2011 (unaudited):

Australia	6.9%
Brazil	2.0
Canada	15.6
Chile	0.6
China	1.3
Finland	0.7
France	2.7
Germany	1.3
Hong Kong	0.2
Israel	0.6
Italy	1.1
Japan	0.9
Jersey	0.4
Malaysia	1.6
Mexico	0.4
Netherlands	2.6
Norway	1.4
Peru	0.2
Russia	5.8
Singapore	1.4
South Africa	2.3
Spain	0.4
Switzerland	4.8
United Kingdom	10.7
United States	33.5
Other[1]	0.6
100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	45

Schedule of Investments

FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.4%
U.S. Treasury Inflation Index Notes
0.63%, due 04/15/13	$4,512,320	$4,622,412
1.88%, due 07/15/13	6,907,432	7,285,528
2.00%, due 01/15/14	7,123,409	7,634,209
1.25%, due 04/15/14	4,602,978	4,871,340
2.00%, due 07/15/14	6,411,870	6,986,077
1.63%, due 01/15/15	16,260,160	17,716,142
0.50%, due 04/15/15	9,241,071	9,729,435
1.88%, due 07/15/15	14,285,046	15,878,951
2.00%, due 01/15/16	13,948,030	15,716,559
0.13%, due 04/15/16	19,516,045	20,381,905
2.50%, due 07/15/16	6,293,186	7,333,265
2.38%, due 01/15/17	5,504,562	6,412,306
2.63%, due 07/15/17	4,284,834	5,112,131
1.63%, due 01/15/18	4,844,582	5,464,821
1.38%, due 07/15/18	4,433,405	4,951,663
		140,096,744
Total U.S. Treasury Obligations (Cost $139,016,549)		140,096,744

Total Investment Securities – 99.4% (Cost $139,016,549)		140,096,744
Other Assets less Liabilities – 0.6%		815,047
NET ASSETS – 100.0%		$140,911,791

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,116,113
Aggregate gross unrealized depreciation	(35,918)
Net unrealized appreciation	$1,080,195
Federal income tax cost of investments	$139,016,549

Percentages shown are based on Net Assets.

Classifications shown on the Schedule of Investments are unaudited.

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES ANNUAL REPORT

Schedule of Investments

FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.5%
U.S. Treasury Inflation Index Notes
1.63%, due 01/15/15	$5,505,082	$5,998,023
0.50%, due 04/15/15	5,404,563	5,690,179
1.88%, due 07/15/15	4,856,799	5,398,714
2.00%, due 01/15/16	4,748,266	5,350,318
0.13%, due 04/15/16	6,548,113	6,838,630
2.50%, due 07/15/16	5,440,633	6,339,810
2.38%, due 01/15/17	4,628,326	5,391,571
2.63%, due 07/15/17	12,007,374	14,325,703
1.63%, due 01/15/18	13,901,140	15,680,866
1.38%, due 07/15/18	12,317,933	13,757,879
2.13%, due 01/15/19	12,197,765	14,289,250
1.88%, due 07/15/19	12,620,714	14,607,406
1.38%, due 01/15/20	4,861,003	5,436,883
1.25%, due 07/15/20	8,201,247	9,098,037
1.13%, due 01/15/21	9,118,634	9,993,250
0.63%, due 07/15/21	5,960,539	6,228,580
		144,425,099
Total U.S. Treasury Obligations (Cost $143,604,460)		144,425,099

Total Investment Securities – 99.5% (Cost $143,604,460)		144,425,099
Other Assets less Liabilities – 0.5%		769,152
NET ASSETS – 100.0%		$145,194,251

As of October 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$850,965
Aggregate gross unrealized depreciation	(30,326)
Net unrealized appreciation	$820,639
Federal income tax cost of investments	$143,604,460

Percentages shown are based on Net Assets.

Classifications shown on the Schedule of Investments are unaudited.

See Accompanying Notes to the Financial Statements.

FLEXSHARES ANNUAL REPORT	47

Notes to the Financial Statements (October 31, 2011)

1. Organization

FlexSharesSM Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexSharesSM Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust currently consists of four operational exchange-traded funds (each, a “Fund”, and collectively the “Funds”). Each Fund is a non-diversified series of the Trust, pursuant to the 1940 Act. The FlexSharesSM Morningstar US Market Factor Tilt Index Fund and FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund commenced investment operations on September 16, 2011. The FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund and FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund commenced investment operations on September 19, 2011. The Trust also consists of an additional series, which had not commenced operations as of the date of this report.

The Funds seek to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). Each Fund is managed by Northern Trust Investment, Inc. (“NTI” or “Investment Adviser”), an indirect subsidiary of Northern Trust Corporation. The Funds had no operations prior to their inceptions, other than matters relating to their organization.

On August 22, 2011, prior to commencing operations, the FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund issued 2,000 shares of beneficial interest in the Fund to Northern Trust Corporation at a net asset value of $50 per share to comply with the regulatory capital requirements of the 1940 Act. The Fund then underwent a 2 for 1 stock split increasing the regulatory seed shares outstanding from 2,000 to 4,000 shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in con-

formity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The securities and other assets of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include periods when trading in a security is limited, corporate actions and announcements take place, or regulatory news is released such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a

48	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund’s securities may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but that are primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to NTI approximates value. Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures.

Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

FLEXSHARES ANNUAL REPORT	49

Notes to the Financial Statements (cont.)

The following is a summary of the valuations as of October 31, 2011 for each Fund based upon the three levels defined above. As of October 31, 2011, there were no Level 3 securities. Please refer to the Schedules of Investments to view common stock segregated by industry type where applicable.

	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs			Total
	Common Stocks	Futures Contracts	Common Stocks	U.S. Treasury Obligations	Forward Foreign Currency Contracts	Investment Securities	Other Financial Instruments including Futures Contracts and Forward Foreign Currency Contracts
FlexSharesSM Morningstar US Market Factor Tilt Index Fund	$7,518,720	$17,866	$91	$19,994	$—	$7,538,805	$17,866
FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	102,668,304	20,283	4,250	—	(6,410)	102,672,554	13,873
FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund	—	—	—	140,096,744	—	140,096,744	—
FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund	—	—	—	144,425,099	—	144,425,099	—

Foreign Securities

The FlexsharesSM Morningstar Global Upstream Natural Resources Index Fund invests in publicly-traded common stocks of issuers in countries other than the United States of America (“U.S.”). Such investment includes direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Fund’s investment also may be in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in its Underlying Index. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in the foreign securities markets.

To the extent the Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent the Fund invests in GDRs, such GDRs will be listed on a foreign exchange. The Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which pricing information is not readily available. Generally, all depositary receipts must be sponsored.

Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political,

50	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Latin, Central and South America and Africa.

Inflation-Indexed Securities

FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund and FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund invest in U.S. Treasury Inflation-Protected Securities (“TIPS”). The value of inflation-indexed debt securities are subject to the effects of changes in real interest rates that may change as a result of different factors. In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-indexed securities will vary along with changes in the Consumer Price Index for All Urban Consumers (CPI-U) before seasonal adjustment (calculated by the Bureau of Labor Statistics). Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. There can be no assurance that the inflation index used (i.e. CPI-U) will accurately measure the price increase of a certain good or service. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in a calendar year.

Derivative Contracts

Futures Contracts

FlexSharesSM Morningstar US Market Factor Tilt Index Fund and FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund invested in futures contracts to help track the price and yield performance of their underlying indexes. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. A Fund also bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect gains or losses, if any, as realized gain (loss) on futures contracts and as unrealized appreciation (depreciation) on futures contracts. As of October 31, 2011, the FlexSharesSM Morningstar US Market Factor Tilt Index and FlexSharesSM Morningstar Global Upstream Natural Resources Index Funds had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations as realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies.

FLEXSHARES ANNUAL REPORT	51

Notes to the Financial Statements (cont.)

Forward Foreign Currency Exchange Contracts

The FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund entered into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. Forward foreign currency exchange contracts are privately negotiated transactions and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Fund records realized gains or losses at the time the forward foreign cur-

rency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in realized gain (loss) on foreign currency transactions and unrealized gains or losses in unrealized appreciation (depreciation) on forward foreign currency contracts. As of October 31, 2011, the FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund had forward foreign currency contracts.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of October 31, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Counterparty	Statement of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	UBS AG	Net Assets —Unrealized Appreciation on futures contracts	FlexSharesSM Morningstar US Market Factor Tilt Index Fund	$17,866	*
Equity Index Futures Contracts	UBS AG	Net Assets — Unrealized appreciation on futures contracts	FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	20,283
Foreign Currency Contracts	UBS AG	Net Assets — Unrealized depreciation on forward foreign currency contracts	FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	(6,410)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the assets or liabilities shown on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended October 31, 2011
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexSharesSM Morningstar US Market Factor Tilt Index Fund	$(2,767)	$17,866

52	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended October 31, 2011 (cont.)
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	$4,092	$20,283
Foreign Currency Contracts	Net realized gain (loss) on Forward foreign currency contracts, Net change in unrealized appreciation (depreciation) on Forward foreign currency transactions	FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	(2,000)	(6,410)

As of October 31, 2011, the volume of derivative activities for the period was as follows:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
FlexSharesSM Morningstar US Market Factor Tilt Index Fund	—	$—	3	$66,287
FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	1	300,000	6	92,940

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2011, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from Financial Accounting Standards Board (“FASB”) and on-going analysis of tax law, regulation, and interpretations thereof.

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually (except for the FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund and FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund, which generally declare and pay any dividends monthly) and any net realized securities gains, if any, generally are distributed at least annually. As of October 31, 2011, no distributions have been declared. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is

FLEXSHARES ANNUAL REPORT	53

Notes to the Financial Statements (cont.)

necessary or advisable to improve tracking error, to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains. Tracking error is a measurement of how much the return on a portfolio deviates from the return on its benchmark index. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The

Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

There were no distributions paid for the tax year ended October 31, 2011.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transaction and the timing and the deductibility of certain expenses.

Permanent differences, primarily due to designation of distributions as a return of capital, equalization and nondeductible expenses resulted in the following reclassifications, as of October 31, 2011, among the Funds’ components of net assets:

	Year Ended October 31, 2011
Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in Capital
FlexSharesSM Morningstar US Market Factor Tilt Index Fund	$(45)	$45	$—
FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	(2,000)	2,000	—

As of October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Year Ended October 31, 2011
Fund	Undistributed Ordinary Income	Undistributed Short-Term Capital Gains	Accumulated Capital Losses and Other Losses	Unrealized Appreciated/ (Depreciated)
FlexSharesSM Morningstar US Market Factor Tilt Index Fund	$8,898	$—	$—	$462,840
FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	95,893	—	—	9,291,980
FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund	197,712	198,118	—	1,080,195
FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund	238,042	56,243	—	820,639

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an

54	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

unlimited period. For the tax year ended October 31, 2011, the Funds have no pre-enactment loss carry-forwards since the Funds commenced operations after the effective date of the Act. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2011, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

	Year Ended October 31, 2011
Fund	Short-Term	Long-Term	Total
FlexSharesSM Morningstar US Market Factor Tilt Index Fund	$(2,297)	$—	$(2,297)
FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	(30,781)	—	(30,781)

The FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund may be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. If, at the close of the taxable year, more than 50% in value of the Fund’s assets consists of stock or securities in foreign corporations the Fund will be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow shareholders to either (1) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (2) take that amount as an itemized deduction. If the Fund is not eligible to make this election or is eligible but does not make the election, it will be entitled to deduct such taxes in computing the amounts it is required to distribute. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and disclosed in the Statement of Operations. Foreign taxes payable, if any, are reflected in the Fund’s Statements of Assets and Liabilities.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board of Trustees.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

FLEXSHARES ANNUAL REPORT	55

Notes to the Financial Statements (cont.)

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexSharesSM Morningstar US Market Factor Tilt Index Fund	0.27%
FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	0.48%
FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund	0.20%
FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund	0.20%

The Investment Adviser may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary waiver in the future at its discretion.

Amounts voluntarily waived by the Investment Adviser may not be recouped by the Investment Adviser. As of October 31, 2011, no advisory fees had been waived.

5. Administration Fees

J.P. Morgan Chase Bank, N.A. (the “Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

J.P. Morgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the Fund the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by the Fund until at least September 6, 2012. After this date, NTI and the Fund may mutually agree to extend the contractual arrangement. The Board may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

8. Distribution and Service Plan

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of any Fund. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. NTI did not pay any 12b-1 fees during the current fiscal year.

9. Issuance and Redemption of Fund Shares

The Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

56	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees were as follows:

Fund	Period Ended October 31, 2011
FlexSharesSM Morningstar US Market Factor Tilt Index Fund	$3,000
FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	13,500

10. Investment Transactions

For the periods ended October 31, 2011, FlexSharesSM iBoxx 3-Year Target Duration TIPS Index and FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Funds invested solely in U.S. Government Securities. The cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended October 31, 2011, were as follows:

Fund	Purchases	Sales
FlexSharesSM Morningstar US Market Factor Tilt Index Fund	$49,886	$67,628
FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	3,207,090	522,134
FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund	28,411,764	26,763,368
FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund	13,427,483	12,606,796

11. In-Kind Transactions

During the period, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended October 31, 2011, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
FlexSharesSM Morningstar US Market Factor Tilt Index Fund	$2,221,755
FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund	90,743,552
FlexSharesSM iBoxx 3-Year Target DurationTIPS Index Fund	137,096,388
FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund	142,617,124

For the period ended October 31, 2011, no securities were transferred for redemptions.

12. Risk

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

The Funds’ shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

Non-diversification Risk

Fund performance may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

FLEXSHARES ANNUAL REPORT	57

Notes to the Financial Statements (cont.)

Concentration Risk

To the extent that the investments of the FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund and FlexSharesSM Morningstar US Market Factor Tilt Index Fund are concentrated in the securities of issuers of one or more particular industries, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Small Cap Stock Risk

FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund and FlexSharesSM Morningstar US Market Factor Tilt Index Fund may invest in stocks of smaller companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

FlexSharesSM Morningstar US Market Factor Tilt Index Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

Global Natural Resource Industry Risk

The FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. These risks include, but are not limited to, commodity price volatility, world economic growth, depletion of natural resources, technological progress, and government regulations and special risks associated with natural or man-made disasters. As the demand for, or prices of, natural resources increase, the value of the Fund’s equity investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of such equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

13. Guarantees and Indemnifications

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

14. New Accounting Pronouncements

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”), modifying Accounting Standards Codification (“ASC”) 820. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU 2011-04 requires reporting entities to disclose 1) the amounts of and reasons for any transfers between Level 1 and Level 2, and 2) for Level 3 fair value measurements: a) quantitative information about significant unobservable inputs used, b) a description of the valuation procedures used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU 2011-04 is for annual periods beginning after December 15, 2011. The adoption of ASU 2011-04 is not expected to have a material impact on the Funds’ financial statement disclosures.

58	FLEXSHARES ANNUAL REPORT

Notes to the Financial Statements (cont.)

15. Subsequent Events

The FlexSharesSM iBoxx 3-Year Target Duration TIPS Index and FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Funds declared and paid dividends on November 1, 2011 and December 1, 2011. Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no additional recognized or non-recognized subsequent events relevant for financial statement disclosure other than the event mentioned previously.

FLEXSHARES ANNUAL REPORT	59

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of FlexSharesSM Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FlexShares Trust (the “Trust”), consisting of FlexSharesSM Morningstar US Market Factor Tilt Index Fund, FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund, FlexSharesSM iBoxx 3-Year Target Duration TIPS Index Fund, and FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund (collectively, the “Funds”), as of October 31, 2011, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of October 31, 2011, and the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

December 23, 2011

60	FLEXSHARES ANNUAL REPORT

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and trustee fees. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the commencement of investment operations and held through the period ended, October 31, 2011.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number for your Fund in the first line for your Fund under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, October 31, 2011.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 10/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexSharesSM Morningstar US Market Factor Tilt Index(a)
Actual	$1,000.00	$1,034.80	$0.33	0.26%
Hypothetical	$1,000.00	$1,023.89	$1.33	0.26%
FlexSharesSM Morningstar Global Upstream Natural Resources Index(a)
Actual	$1,000.00	$1,000.30	$0.57	0.46%
Hypothetical	$1,000.00	$1,022.89	$2.35	0.46%
FlexSharesSM Morningstar 3-Year Target Duration TIPS Index(b)
Actual	$1,000.00	$1,006.00	$0.23	0.20%
Hypothetical	$1,000.00	$1,024.20	$1.02	0.20%

FLEXSHARES ANNUAL REPORT	61

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 10/31/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexSharesSM Morningstar 5-Year Target Duration TIPS Index(b)
Actual	$1,000.00	$1,002.00	$0.23	0.20%
Hypothetical	$1,000.00	$1,024.20	$1.02	0.20%

Please note that while the Funds commenced operations in September 2011, the "Hypothetical Expenses Paid during the Period" reflect projected activity for the full six-month period as opposed to the shorter inception period.

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	The Funds commenced operations on September 16, 2011. Actual expenses paid during the Period with respect to each Fund are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 45 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one half year period).

(b)	The Funds commenced operations on September 19, 2011. Actual expenses paid during the Period with respect to each Fund are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 42 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one half year period).

62	FLEXSHARES ANNUAL REPORT

Trustees and Officers

NON-INTERESTED TRUSTEES
Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Sarah N. Garvey Age: 59	Trustee	Indefinite; July 2011 to present	•Vice President of Corporate Relations of The Boeing Company from 2007 to 2008 and Vice President of State and Local Government Relations from 2004 to 2007; •Chairman of the Board of John G. Shedd Aquarium since 2009; •Chairman of the Board of Navy Pier since 2011; •Member of the Board of Directors of the Metropolitan Pier and Exposition Authority since 2010; •Member of the Board of Directors of The Civic Federation since 2004.	5	None
Philip G. Hubbard Age: 60	Trustee	Indefinite; July 2011 to present

•Managing Partner of Solidian Fund, LP and Solidian Management, LLC since 2001;

•President of Hubbard Management Group, LLC since 2001;

•Chairman of the Board of Trustees of the Wheaton College Trust Company, N.A. since 2004;

•Member since 1998 of the Board of Trustees of Wheaton College; Vice Chairman since 2009

•Chairman of the Board of Directors of the English Language Institute/China (a nonprofit educational organization) since 1993;

•Member of the Board of Directors of The Film Department, LLC from 2008 to 2010;

•Member of the Board of Directors of BMO Harris Bank Winnetka N.A. from 1996 to 2009.

				5	None

FLEXSHARES ANNUAL REPORT	63

Trustees and Officers (cont.)

Name, Address(1) and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Eric T. McKissack Age: 57	Trustee and Chairman	Indefinite; July 2011 to present	•CEO and Chief Investment Officer of Channing Capital Management, LLC since 2004; •Member of the Board of Directors of ICMA Retirement Corporation since 2005; •Member of the Board of Trustees, the Investment Committee, and the Finance Committee of the Art Institute of Chicago since 2002; •Member of the RIC Tree of Life Board of the Rehabilitation Institute of Chicago since 2001.	5	None

INTERESTED TRUSTEE
Shundrawn A. Thomas(2) Age: 37	Trustee and President	Indefinite; July 2011 to present

•Managing Director and Global Business Head of the Exchange-Traded Funds Group at Northern Trust Global Investments since 2010;

•President of Northern Trust Securities, Inc. from 2008 to 2010;

•Head of Corporate Strategy at the Northern Trust Corporation from 2005 to 2008;

•Member of the Board of Trustees of Wheaton College and Secretary of the Finance Committee, Investment Committee and Compensation Committee since May 2009;

•Member of the Board of Trustees of the Wheaton College Trust Company since 2009;

•Member of the Board of Directors of Urban Ministries, Inc. since 2006;

•Partner at Tree of Life Resources, LLP since 2005.

				5	None

(1)

Each Non-Interested Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, K&L Gates LLP, 70 West Madison Street, Suite 3100, Chicago, IL 60602. Mr. Thomas may be contacted by writing to him at 50 S. LaSalle St., Chicago, IL 60603.

(2)	An “interested person,” as defined by the 1940 Act. Mr. Thomas is deemed to be an “interested” Trustee because he is an officer of NTI and its parent company.

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and is available, without charge, upon request by contacting the Fund directly at (855) 933-6287.

64	FLEXSHARES ANNUAL REPORT

Trustees and Officers (cont.)

OFFICERS
Name, Address and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Craig R. Carberry, Esq. Age: 51 50 South LaSalle Street Chicago, IL 60603	Secretary	Indefinite; July 2011 to present	Senior Counsel at The Northern Trust Company since May 2000; Secretary of Northern Trust Investments, Inc. since 2000; Secretary of NT Alpha Strategies Fund since 2004; Secretary of Northern Trust Global Advisers, Inc. since 2007; Secretary of The Northern Trust Company of Connecticut since 2009; Secretary of NETS Trust from 2008 to 2009; Secretary of Northern Institutional Funds since 2010; Secretary of Northern Funds since 2010; Secretary of Northern Trust Equity Long/Short Strategies Fund since 2011.
Joseph H. Costello Age: 37 50 South LaSalle Street Chicago, IL 60603	Chief Compliance Officer	Indefinite; July 2011 to present	Vice President, The Northern Trust Company and Compliance Manager for Northern Trust Global Investments, since 2003.
Randal Rein Age: 40 50 South LaSalle Street Chicago, IL 60603	Treasurer and Principal Financial Officer	Indefinite; July 2011 to present	Senior Vice President of Northern Trust Investments, Inc. since 2010 and Senior Vice President of Fund Administration of the Northern Trust Company through 2010; Vice President of Fund Administration of The Northern Trust Company from 2007 to 2010; Second Vice President of Fund Administration of The Northern Trust Company from 2002 to 2007.
Peter K. Ewing Age: 52 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Senior Vice President, Director of ETF Product Management, Northern Trust Investments, Inc. and Senior Vice President, The Northern Trust Company, since September 2010; Chief Operating Officer of Guggenheim Transparent Value, from July 2009 to January 2010; Senior Vice President, Managing Director of ETF Group, Northern Trust Investments, N.A., and Senior Vice President, The Northern Trust Company, from November 2006 to June 2009.
Marie E. Dzanis Age: 44 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Sales and Servicing, Northern Trust Investments, Inc. since 2011; Principal and Eastern U.S. Manager for iShares at BlackRock Institutional Trust Company from 2007 to 2010; Vice President and Eastern U.S. Sales Manager, J.P. Morgan Asset Management from 2002 to 2007.
Peter J. Flood Age: 54 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Director of ETF Investment Strategy, Northern Trust Investments, Inc. since 2010; Portfolio Manager, Northern Trust Investments, Inc. since 2007; Director of Fixed Income Strategy, Northern Trust Investments, Inc., from 2004 to 2010; Director of Fixed Income Research, Northern Trust Investments, Inc., from 1998 to 2004.
Allison Grant Williams Age: 55 50 South LaSalle Street Chicago, IL 60603	Vice President	Indefinite; July 2011 to present	Chief Administrative Officer of the Exchange-Traded Funds Group at Northern Trust Investments, Inc. since 2011; President and Manager, Grant Partners, L.L.C. from 2006 to 2010; Managing Director of Client Service and Business Strategy, Holland Capital Management, L.P. from 2004 to 2006.
Darlene Chappell Age: 48 50 South LaSalle Street Chicago, IL 60603	Anti-Money Laundering Officer	Indefinite; July 2011 to present	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and The Northern Trust Company of Connecticut since 2009; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Audit Manager—Compliance Department of National Futures Association from 2000 to 2006.

FLEXSHARES ANNUAL REPORT	65

Trustees and Officers (cont.)

Name, Address and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kunle Ademola Age: 34 70 Fargo Street Boston, MA 02210	Assistant Treasurer	Indefinite; July 2011 to present	Assistant Vice President, J.P. Morgan Worldwide Securities Services since 2008; Unit Manager, Fund Administration Department, State Street Bank & Trust Company from 2006 to 2008.
Charles J. Daly, III Age: 40 70 Fargo Street Boston, MA 02210	Assistant Secretary	Indefinite; July 2011 to present	Assistant General Counsel, Regulatory Administration Team, J.P. Morgan Chase Bank, N.A.; Chief Compliance Officer and General Counsel, Ironwood Investment Management, LLC from September 2006 to February 2010; Vice President and Secretary, Ironwood Series Trust from 2007 to 2009; Senior Counsel, BISYS Fund Administration from November 2003 to September 2006; Attorney, Goodwin Proctor LLP from 2001 to 2003.

(1)	Officers hold office at the pleasure of the Board of Trustees until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified

66	FLEXSHARES ANNUAL REPORT

Approval of Advisory Agreement

The Board of Trustees (the “Board”) of the FlexSharesSM Trust (the “Trust”) oversees the management of the Trust and each separate series of the Trust covered in this report (each, a “Fund” and together the “Funds”) and, as required by law, determines whether to approve the Trust’s investment advisory and ancillary services agreement (the “Advisory Agreement”) with Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of the Northern Trust Corporation. At a meeting on July 14, 2011, the Board, including all of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (the “Independent Trustees”), considered whether to approve the Advisory Agreement.

In advance of, and in preparation for, the Trustees’ consideration of the Advisory Agreement at the meeting, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information in connection with their consideration. At the meeting, the Trustees considered NTI’s oral presentations and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other funds in relevant peer universes and peer groups that had been objectively determined solely by Lipper, Inc. (“Lipper”), an independent provider of fund data.

In considering the Advisory Agreement, the Independent Trustees met with their independent legal counsel separately from the “interested” Trustee of the Trust and officers and employees of NTI. After evaluating all the materials, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement was in the best interest of the Funds and their shareholders and approved the Advisory Agreement.

In approving the Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services that NTI is expected to provide to the Funds; (2) the anticipated fees and projected expenses for the Funds; (3) the projected profits to be realized by NTI and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale would be realized if the Funds grew and whether the fee levels in the Advisory Agreement reflected these economies of scale; and (5) other benefits that NTI and its affiliates may realize as a result of their relationship with the Funds. The Trustees did not review information about the performance of the Funds as the Funds had no performance history at the time of the meeting. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

The Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services proposed to be provided by NTI to each Fund. The Board evaluated information regarding NTI’s organizational structure and the experience and qualifications regarding NTI’s key personnel. The Board also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services including among other things: (i) filing reports with the SEC, (ii) periodically updating the Trust’s registration statement, (iii) establishing and maintaining the Funds’ website, (iv) monitoring anticipated purchases and redemptions of creation units by shareholders and new investors, (v) providing information and assistance as required by the Trust’s administrator and fund accountant in connection with the Trust’s shares, and (vi) providing assistance in connection with the operations of the Trust generally.

The Board also considered the quality of the services to be provided and the quality of NTI’s resources that would be made available to the Trust. The Board noted NTI’s and its affiliates’ financial position, stability, and commitment to growing the exchange-traded funds business. The Board also considered the strength of NTI’s compliance program.

The Board concluded it was satisfied with the nature, quality and extent of the investment management services proposed to be provided by NTI, and that there was a reasonable basis on which to conclude that the Funds would benefit from the services proposed to be provided by NTI under the Advisory Agreement.

FLEXSHARES ANNUAL REPORT	67

Approval of Advisory Agreement (cont.)

Performance

The Board considered that, because the Funds had not started operations, meaningful data relating to their performance was not available and could not be a factor in the initial approval of the Advisory Agreement.

Fees and Expenses

The Board considered the proposed unitary fee structure and the projected expenses for each Fund. The Board noted that, under the Advisory Agreement, NTI would be responsible for most expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Board considered that NTI would not be responsible under the Advisory Agreement for certain expenses, including the fees and expenses of the Trust’s Independent Trustees and their independent legal counsel. The Board also considered the proposed agreement between the Trust and NTI, whereby NTI agreed to reimburse the fees and expenses of the Independent Trustees and their independent legal counsel until at least September 6, 2012. The Board reviewed comparative fee data for each Fund, including fees and expenses paid by comparable exchange-traded funds (the “Lipper peer group”) selected by Lipper, as well as comparative information provided by NTI.

In reaching its determinations, the Board considered that the projected management fee and total expenses, after expense reimbursements, for the FlexSharesSM iBoxx 3- Year Target Duration Tips Index Fund and FlexSharesSM iBoxx 5-Year Target Duration Tips Index Fund were equal to their respective Lipper peer group medians, and that the projected management fee and total expenses, after expense reimbursements, for the FlexSharesSM Morningstar Global Upstream Natural Resources Index Fund and FlexSharesSM Morningstar US Market Factor Tilt Index Fund were lower than their respective Lipper peer group medians. The Board also considered information comparing certain of the Funds’ fee rates to the fee rates charged to NTI’s private accounts with similar investment strategies. With regard to these accounts, the Board noted the difference in services provided by NTI, including regulatory and compliance differences, board and committee support and other differences in operation among the Funds and private accounts.

Projected Profits of NTI

The Board examined NTI’s projected profits in serving as each Fund’s investment adviser. The Board noted information provided by NTI with respect to the length of time it would take its Funds-related advisory business to become profitable. The Board also considered NTI’s projections of assets in the Funds.

Economies of Scale

The Board considered whether NTI may realize economies of scale in managing and supporting the Funds. The Board reviewed each Fund’s fee arrangements, and considered that, in light of the unitary fee structure and proposed expense reimbursement agreement, the fact that NTI will not initially make any profit from its services to the Funds (as noted above) and the significant investment that NTI is making in the Trust, breakpoints were not necessary at the present time.

Other Benefits to NTI

The Board also considered information regarding other direct and indirect benefits NTI may receive as a result of its relationship with the Trust, including any compensation to be paid to NTI’s affiliates. The Board also considered that some of the Funds’ expected shareholders will have other client relationships with NTI’s affiliates. The Board also reviewed the extent to which NTI and its other clients, as well as the Funds, will benefit from receipt of the research products and services generated by the equity Funds.

For the foregoing reasons, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement was fair and reasonable in light of the services to be provided, fees to be charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

68	FLEXSHARES ANNUAL REPORT

For More Information

Portfolio Holdings

FlexSharesSM Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexSharesSM Trust Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting the Funds’ Web site at info@flexshares.com or the SEC’s Web site at sec.gov or by calling 1-855-FLEXETF (1-855-353-9383).

FLEXSHARES ANNUAL REPORT	69

FlexSharesSM Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexSharesSM is a service mark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® Global Upstream Natural Resources IndexSM and Morningstar® US Market Factor Tilt IndexSM are service marks of Morningstar, Inc. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively.

Item 2. Code Of Ethics.

(a)	As of the end of the period, October 31, 2011, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Fund’s Code of Ethics is attached as exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Philip G. Hubbard is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

In response to Items 4(a) -4(d), aggregate fees for professional services rendered by Deloitte & Touche, LLP (“Deloitte”) for the fiscal year ended October 31, 2011 were:

	2011
	All fees and services to the Trust that were pre-approved		All fees and services to Service Affiliates(a) that were pre- approved
Audit Fees	$90,000		N/A
Audit Related Fees (b)	$0		$0
Tax Fees (c)	$10,000	(1)	$0
All Other Fees (d)	$0		$0

Total:	$100,000		$0

(1)	Amounts relate to tax fees for the review of federal income tax returns, excise tax returns and year end distribution calculations.
(a)	“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by Deloitte for the period ended October 31, 2011 are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the Registrant.
(b)	“Audit-Related Fees” are fees for assurance and related services rendered by Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements, but not reported as “Audit Fees.”
(c)	“Tax Fees” are fees for professional services rendered by Deloitte for tax compliance, tax advice and tax planning.
(d)	“All Other Fees” are for products and services provided by Deloitte other than those reported as Audit, Audit-Related or Tax Fees.

(e)(1)	The Registrant’s Audit Committee Charter provides that the Audit Committee is responsible for the approval of, prior to the appointment of, the engagement of the principal accountant to annually audit the Registrant’s financial statements. The Audit Committee must also pre-approve the engagement of the principal accountant to provide non-audit services to the Registrant, NTI or to any entity controlling, controlled by or under common control with NTI that provides ongoing services to the Registrant, if the engagement has a direct impact on the operations or financial reporting of the Registrant. The pre-approvals may be delegated to a designated representative (or representatives) of the audit committee and such pre-approvals and approvals must be reported to the full Audit Committee at its next meeting. Each designated representative must be a member of the Audit Committee.

(e)(2)	No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The aggregate non-audit fees and services billed by Deloitte for services rendered to the Registrant and Service Affiliates for the period ended October 31, 2011 were $810,000.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services to Service Affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. All of the Board’s independent Trustees, Philip G. Hubbard, Eric T. McKissack and Sarah N. Garvey, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

   The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

   Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not Applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

Not Applicable.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ SHUNDRAWN A. THOMAS
Shundrawn A. Thomas
President

January 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ SHUNDRAWN A. THOMAS
Shundrawn A. Thomas
President

January 6, 2012

By:	/s/ RANDAL REIN
Randal Rein
Treasurer and Principal Financial Officer

January 6, 2012